UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6161

PIMCO Funds: Multi-Manager Series

(Exact name of registrant as specified in charter)

2187 Atlantic Street, Stamford, Connecticut 06902

(Address of principal executive offices)

Newton B. Schott, Jr., Esq.

c/o PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

(Name and address of agent for service)

Copies to:

Joseph B. Kittredge, Jr., Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (800) 427-4648

Date of fiscal year end: June 30

Date of reporting period: July 1, 2004 – September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- Asset Allocation Fund

- CCM Capital Appreciation Fund

- CCM Emerging Companies Fund

- CCM Focused Growth Fund

- CCM Mid-Cap Fund

- NFJ Dividend Value Fund

- NFJ International Value Fund

- NFJ Large-Cap Value Fund

- NFJ Small-Cap Value Fund

- PEA Growth & Income Fund

- PEA Growth Fund

- PEA Innovation Fund

- PEA Opportunity Fund

- PEA Renaissance Fund

- PEA Target Fund

- PEA Value Fund

- RCM Biotechnology Fund

- RCM Europe Fund

- RCM Financial Services Fund

- RCM Global Healthcare Fund

- RCM Global Resources Fund

- RCM Global Small-Cap Fund

- RCM Global Technology Fund

- RCM International Growth Equity Fund

- RCM Large-Cap Growth Fund

- RCM Mid-Cap Fund

- RCM Tax-Managed Growth Fund

- NACM Flex-Cap Value Fund

- NACM Global Fund

- NACM Growth Fund

- NACM International Fund

- NACM Pacific Rim Fund

- NACM Value Fund

Schedule of Investments

Asset Allocation Fund (a)

September 30, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 100.2%
CCM Capital Appreciation (c)	113,928	$1,858
CCM Mid-Cap (c)	74,342	1,580
Emerging Markets Bond	72,786	784
Foreign Bond	209,394	2,205
High Yield	461,932	4,495
NFJ Small-Cap Value (c)	225,644	6,356
PEA Growth (c)	78,101	1,349
PEA Opportunity (c)	375,535	6,332
PEA Renaissance (c)	654,854	15,625
PEA Target (c)	123,361	2,021
PEA Value (c)	824,540	13,992
RCM International Growth Equity (c)	3,132,134	29,191
RCM Large-Cap Growth (c)	1,093,253	12,780
RCM Mid-Cap (c)	5,082,723	12,046
Short-Term	396,025	3,980
StocksPLUS (c)	3,207,303	29,956
Total Return	5,746,188	62,748

Total Investments 100.2% (Cost $196,548)		$207,298

Other Assets and Liabilities (Net) (0.2)%		(505)

Net Assets 100.0%		$206,793

Notes to Schedule of Investments:

(a) The Fund is investing in Affiliates.

(b) Institutional Class shares of each PIMCO Fund.

(c) Non-income producing security.

See accompanying notes

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.8%
Aerospace 2.4%
Boeing Co.	214,400	$11,067
Raytheon Co.	230,400	8,751

		19,818

Building 1.2%
D.R. Horton, Inc.	291,200	9,642

Capital Goods 5.5%
3M Co.	135,700	10,852
Illinois Tool Works, Inc.	86,900	8,096
Ingersoll-Rand Co. ‘A’	137,000	9,312
Monsanto Co.	232,800	8,479
Tyco International Ltd.	273,200	8,376

		45,115

Communications 3.6%
BellSouth Corp. (a)	362,200	9,823
Sprint Corp.	486,049	9,784
Verizon Communications, Inc. (a)(c)	245,200	9,656

		29,263

Consumer Discretionary 10.9%
Clorox Co.	154,900	8,256
Coach, Inc. (a)	185,800	7,882
Harley-Davidson, Inc.	129,800	7,715
Harman International Industries, Inc.	83,700	9,019
J.C. Penney Co., Inc.	217,100	7,659
Masco Corp.	285,300	9,851
MGM Mirage, Inc. (a)	198,500	9,856
Nike, Inc. ‘B’	126,100	9,937
Starbucks Corp. (a)	225,600	10,256
The Estee Lauder Cos., Inc. ‘A’ (a)	190,500	7,963

		88,394

Consumer Services 7.2%
Marriott International, Inc. ‘A’	195,100	10,137
Parker Hannifin Corp.	151,100	8,894
Robert Half International, Inc.	355,000	9,148
Starwood Hotels & Resorts Worldwide, Inc. ‘B’ (a)	247,300	11,480
Time Warner, Inc. (a)	563,800	9,100
Walt Disney Co. (a)	417,700	9,419

		58,178

Consumer Staples 6.9%
Avon Products, Inc.	187,300	8,181
Fortune Brands, Inc.	116,200	8,609
Gillette Co.	260,500	10,873
Hershey Foods Corp.	202,500	9,459
Procter & Gamble Co.	180,200	9,752
Whole Foods Market, Inc. (a)	108,500	9,308

		56,182

Energy 10.1%
Apache Corp.	175,628	8,801
Baker Hughes, Inc. (a)(c)	193,800	8,473
BJ Services Co.	160,700	8,422
Burlington Resources, Inc.	237,800	9,702
ConocoPhillips	137,000	11,350
Devon Energy Corp.	125,200	8,890
Kerr-McGee Corp.	151,700	8,685
Occidental Petroleum Corp.	185,200	10,358
XTO Energy, Inc.	242,049	7,862

		82,543

Financial & Business Services 12.9%
ACE Ltd.	194,600	7,796
Allstate Corp.	86,300	4,142
Bank of America Corp.	440,188	19,073
Capital One Financial Corp.	70,600	5,217
CIT Group, Inc.	228,900	8,559
Citigroup, Inc.	261,595	11,542
Goldman Sachs Group, Inc.	103,700	9,669
J.P. Morgan Chase & Co., Inc.	317,424	12,611
MetLife, Inc. (a)	224,700	8,685
MGIC Investment Corp. (a)	148,400	9,876
Progressive Corp.	94,900	8,043

		105,213

Healthcare 12.6%
Aetna, Inc. (a)	85,100	8,504
C.R. Bard, Inc.	151,700	8,591
Genzyme Corp. (a)	151,500	8,243
Gilead Sciences, Inc. (a)	250,500	9,364
Johnson & Johnson	140,200	7,897
Laboratory Corp. of America Holdings (a)	192,500	8,416
Pfizer, Inc.	804,200	24,609
Teva Pharmaceutical Industries Ltd. SP - ADR	333,100	8,644
UnitedHealth Group, Inc. (a)	116,100	8,561
Waters Corp. (a)	220,100	9,706

		102,535

Materials & Processing 3.3%
Eaton Corp. (a)	134,900	8,554
Phelps Dodge Corp.	108,600	9,994
Sherwin-Williams Co. (a)	195,200	8,581

		27,129

Technology 17.6%
Adobe Systems, Inc.	181,900	8,999
Apple Computer, Inc. (a)	269,500	10,443
Cisco Systems, Inc. (a)	621,600	11,251
Corning, Inc. (a)	799,000	8,853
Electronic Arts, Inc. (a)	192,500	8,853
Emerson Electric Co.	129,400	8,009
Honeywell International, Inc.	221,400	7,939
Lexmark International, Inc. ‘A’ (a)	110,500	9,283
Micron Technology, Inc. (a)	329,000	3,958
Microsoft Corp.	964,900	26,680
Motorola, Inc. (c)	600,400	10,831
QUALCOMM, Inc. (c)	217,700	8,499
Symantec Corp. (a)	194,900	10,696
VeriSign, Inc. (a)	456,100	9,067

		143,361

Transportation 2.6%
Norfolk Southern Corp.	340,400	10,124
United Parcel Service, Inc. ‘B’	146,300	11,107

		21,231

Total Common Stocks (Cost $714,085)		788,604

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.9%
Master Note 0.6%
Merrill Lynch & Co., Inc.	$5,048	5,048

Repurchase Agreement 2.9%
State Street Bank
1.400% due 10/01/2004	23,407	23,407

(Dated 09/30/2004. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $23,879. Repurchase proceeds are $23,408.)
Time Deposits 1.4%
Fortis Funding LLC
1.900% due 10/01/2004 (b)	2,700	2,700
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	4,209	4,209
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (b)	4,000	4,000

		10,909

Total Short-Term Instruments (Cost $39,363)		39,364

Total Investments 101.7% (Cost $753,448)		$827,968

Other Assets and Liabilities (Net) (1.7)%		(13,618)

Net Assets 100.0%		$814,350

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value of $15,506; cash collateral of $15,954 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 95.0%
Aerospace 2.2%
Esterline Technologies Corp. (a)	186,400	$5,702
Moog, Inc. ‘A’ (a)	182,550	6,627

		12,329

Building 1.9%
Layne Christensen Co. (a)	354,700	5,345
Walter Industries, Inc. (a)	355,900	5,701

		11,046

Capital Goods 6.8%
Aviall, Inc. (a)	332,100	6,775
BEI Technologies, Inc.	215,200	5,896
Curtiss-Wright Corp.	119,300	6,828
II-VI, Inc. (a)	198,600	6,953
Marlin Business Services, Inc. (a)	308,800	5,793
WESCO International, Inc. (a)	265,400	6,436

		38,681

Communications 5.8%
Alamosa Holdings, Inc. (a)(c)	659,400	5,038
aQuantive, Inc. (a)	795,800	7,679
Brightpoint, Inc. (a)	376,400	6,474
Comtech Telecommunications Corp. (a)	220,100	5,965
Symmetricom, Inc. (a)	569,700	5,389
Viasat, Inc. (a)	136,000	2,734

		33,279

Consumer Discretionary 9.8%
Brookstone, Inc. (a)	329,750	6,229
Coldwater Creek, Inc. (a)	258,100	5,387
DHB Industries, Inc. (a)	438,600	6,228
Drew Industries, Inc. (a)	173,200	6,209
Guess?, Inc. (a)	365,900	6,517
Jakks Pacific, Inc. (a)	265,600	6,109
Shuffle Master, Inc. (a)(c)	188,075	7,045
Stein Mart, Inc. (a)	421,085	6,409
Thomas Nelson, Inc.	275,000	5,376

		55,509

Consumer Services 8.4%
Boca Resorts, Inc. ‘A’ (a)	337,300	6,264
Consolidated Graphics, Inc. (a)	147,700	6,189
First Cash Financial Services, Inc. (a)	349,900	7,008
Heidrick & Struggles International, Inc. (a)	252,400	7,274
Labor Ready, Inc. (a)	564,800	7,918
Scientific Games Corp. ‘A’ (a)	397,600	7,594
Vail Resorts, Inc. (a)	312,500	5,647

		47,894

Energy 7.7%
Brigham Exploration Co. (a)	647,400	6,086
Edge Petroleum Corp. (a)	346,100	5,527
Energy Partners Ltd. (a)	337,000	5,486
Mission Resources Corp. (a)	1,231,000	7,743
Oil States International, Inc. (a)	310,500	5,806
Plains Exploration & Production Co. (a)	273,600	6,528
Whiting Petroleum Corp. (a)	224,700	6,831

		44,007

Financial & Business Services 17.3%
Banner Corp.	202,700	5,959
Capital Trust, Inc. ‘A’	192,500	5,602
Capitol Bancorp Ltd. (a)	187,000	5,487
Cash America International, Inc.	361,900	8,852
Columbia Banking System, Inc.	258,625	6,153
Community Trust BanCorp., Inc.	196,300	6,101
Euronet Worldwide, Inc. (a)	480,900	9,002
LTC Properties, Inc. (c)	402,200	7,195
Meadowbrook Insurance Group, Inc. (a)	1,309,400	6,377
Portfolio Recovery Associates, Inc. (a)(c)	186,900	5,493
Prosperity Bancshares, Inc.	274,600	7,337
PTEK Holdings, Inc. (a)	622,600	5,336
RAIT Investment Trust	201,700	5,516
S1 Corp. (a)	843,200	6,729
Safety Insurance Group, Inc.	319,900	7,111

		98,250

Healthcare 15.1%
Amedisys, Inc. (a)	259,600	7,775
Chattem, Inc. (a)	227,400	7,334
Datascope Corp.	165,200	6,162
Epix Medical, Inc. (a)	317,700	6,135
First Horizon Pharmaceutical Corp. (a)	378,100	7,566
Illumina, Inc. (a)	64,500	382
Impax Laboratories, Inc. (a)	30,670	471
Noven Pharmaceuticals, Inc. (a)	308,600	6,431
Palomar Medical Technologies, Inc. (a)	250,300	5,487
Psychiatric Solutions, Inc. (a)	264,100	6,695
Salix Pharmaceuticals Ltd. (a)	246,700	5,309
Serologicals Corp. (a)	303,900	7,090
SFBC International, Inc. (a)	227,900	5,996
Tanox, Inc. (a)	331,400	5,591
USANA Health Sciences, Inc. (a)(c)	219,800	7,649

		86,073

Materials & Processing 5.3%
Brush Engineered Materials, Inc. (a)	318,300	6,592
Century Aluminum Co. (a)	278,600	7,726
Comfort Systems USA, Inc. (a)	797,000	5,260
Greif, Inc. ‘A’	128,400	5,412
Hooker Furniture Corp.	191,800	5,299

		30,289

Technology 9.0%
Agilysys, Inc. (a)	352,800	6,100
Applied Signal Technology, Inc.	200,800	6,424
Molecular Devices Corp. (a)	257,500	6,069
Navarre Corp. (a)	332,900	4,824
Overstock.com, Inc. (a)(c)	159,000	5,840
SS&C Technologies, Inc.	295,900	5,779
Stratasys, Inc. (a)(c)	191,900	6,055
Tyler Technologies, Inc. (a)	553,500	4,893
Universal Electronics, Inc. (a)	307,400	5,158

		51,142

Transportation 5.7%
Covenant Transport, Inc. ‘A’ (a)	282,500	5,458
Genesee & Wyoming, Inc. ‘A’ (a)	316,500	8,014
HUB Group, Inc. ‘A’ (a)	158,300	5,897
Offshore Logistics, Inc. (a)	224,700	7,734
Overnite Corp.	163,300	5,132

		32,235

Total Common Stocks (Cost $486,317)		540,734

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.7%
Master Note 2.1%
Merrill Lynch & Co., Inc.	$11,950	11,950
Repurchase Agreement 3.4%
State Street Bank
1.400% due 10/01/2004	19,540	19,540
(Dated 09/30/2004. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $19,933. Repurchase proceeds are $19,541.)
Time Deposits 4.2%
Fortis Funding LLC
1.900% due 10/01/2004 (b)	5,000	5,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	9,298	9,297
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (b)	10,000	10,000
		24,297

Total Short-Term Instruments (Cost $55,787)		55,787

Total Investments 104.7% (Cost $542,104)		$596,521

Other Assets and Liabilities (Net) (4.7)%		(27,012)

Net Assets 100.0%		$569,509

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value of $34,771; cash collateral of $36,238 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

CCM Focused Growth Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 94.8%
Building 2.5%
D.R. Horton, Inc.	1,900	$63

Capital Goods 3.9%
3M Co.	800	64
Navistar International Corp. (a)	1,000	37

		101

Communications 3.7%
Nextel Communications, Inc. ‘A’ (a)	2,400	57
Western Wireless Corp. ‘A’ (a)	1,500	39

		96

Consumer Discretionary 11.2%
Coach, Inc. (a)	1,000	42
MSC Industrial Direct Co. ‘A’ (a)	1,500	51
Starbucks Corp. (a)	1,100	50
The Estee Lauder Cos., Inc. ‘A’ (a)	1,700	71
The Home Depot, Inc.	1,900	74

		288

Consumer Services 3.6%
Apollo Group, Inc. ‘A’ (a)	500	37
Starwood Hotels & Resorts Worldwide, Inc. ‘B’ (a)	1,200	56

		93

Consumer Staples 2.5%
Gillette Co.	1,500	63

Energy 10.3%
Arch Coal, Inc. (a)	700	25
Baker Hughes, Inc. (a)	900	39
EOG Resources, Inc.	1,100	72
Newfield Exploration Co. (a)	1,400	86
XTO Energy, Inc.	1,300	42

		264

Financial & Business Services 11.0%
Capital One Financial Corp.	1,000	74
Citigroup, Inc.	1,200	53
Goldman Sachs Group, Inc. (a)	400	37
Providian Financial Corp. (a)	4,500	70
Wells Fargo & Co.	800	48

		282

Healthcare 12.1%
Aetna, Inc. (a)	700	70
Anthem, Inc. (a)	500	44
Becton Dickinson & Co.	1,100	57
Celgene Corp. (a)	1,000	58
Invitrogen Corp. (a)	900	49
Johnson & Johnson	600	34

		312

Materials & Processing 6.5%
Church & Dwight Co., Inc.	1,200	34
Dow Chemical Co.	1,300	59
Phelps Dodge Corp.	800	74

		167

Technology 27.5%
Cisco Systems, Inc. (a)	3,000	54
Corning, Inc. (a)	4,300	48
Cree, Inc. (a)	2,500	76
Emerson Electric Co. (a)	800	49
Harris Corp.	1,400	77
Intel Corp.	1,700	34
Juniper Networks, Inc. (a)	2,100	50
Lexmark International, Inc. ‘A’ (a)	700	59
Microsoft Corp.	1,900	52
National Semiconductor Corp. (a)	1,500	23
Symantec Corp. (a)	2,000	110
Yahoo!, Inc. (a)	2,200	75

		707

Total Common Stocks (Cost $2,122)		2,436

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 8.9%
Repurchase Agreement 8.9%
State Street Bank
1.400% due 10/01/2004	$228	228
(Dated 09/30/2004. Collateralized by Fannie Mae 1.875% due 02/15/2005 valued at $235. Repurchase proceeds are $228.)

Total Short-Term Instruments (Cost $228)		228

Total Investments 103.7% (Cost $2,350)		$2,664

Other Assets and Liabilities (Net) (3.7)%		(96)

Net Assets 100.0%		$2,568

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 100.3%
Building 1.0%
Pulte Homes, Inc.	112,500	$6,904

Capital Goods 11.3%
Brunswick Corp. (a)	175,800	8,045
Carlisle Cos., Inc.	141,600	9,053
Danaher Corp.	133,300	6,836
Harsco Corp.	150,500	6,757
Hubbell, Inc. ‘B’	153,100	6,864
ITT Industries, Inc.	107,100	8,567
Leggett & Platt, Inc.	260,600	7,323
Monsanto Co.	199,800	7,277
Paccar, Inc. (a)	127,050	8,782
Precision Castparts Corp. (a)	113,900	6,840

		76,344

Communications 4.3%
CenturyTel, Inc. (c)	209,700	7,180
Macromedia, Inc. (a)	280,900	5,640
Nextel Partners, Inc. ‘A’ (a)	535,000	8,870
NII Holdings, Inc. ‘B’ (a)	179,900	7,414

		29,104

Consumer Discretionary 10.1%
American Eagle Outfitters, Inc.	197,500	7,278
Claire’s Stores, Inc.	282,600	7,076
Coach, Inc. (a)	153,752	6,522
Harman International Industries, Inc.	69,700	7,510
MSC Industrial Direct Co. ‘A’	235,300	8,019
Nordstrom, Inc.	190,600	7,289
Owens-Illinois, Inc. (a)	509,300	8,149
PETsMART, Inc.	264,400	7,506
Station Casinos, Inc.	182,400	8,945

		68,294

Consumer Services 4.6%
Bausch & Lomb, Inc.	116,400	7,735
Hilton Hotels Corp.	442,000	8,327
Host Marriot Corp. (a)	506,000	7,099
Manpower, Inc. (a)	175,800	7,821

		30,982

Consumer Staples 7.2%
Archer-Daniels-Midland Co.	507,200	8,612
CDW Corp. (a)	106,300	6,169
Fortune Brands, Inc.	106,700	7,905
Smithfield Foods, Inc. (a)	370,700	9,268
SUPERVALU, Inc.	315,100	8,681
Whole Foods Market, Inc. (a)	90,300	7,747

		48,382

Energy 11.2%
Amerada Hess Corp.	83,500	7,432
Apache Corp.	131,518	6,590
EOG Resources, Inc.	114,800	7,560
Granite Mortgages PLC (a)	262,600	5,381
National-Oilwell, Inc. (a)	197,300	6,483
Newfield Exploration Co. (a)	127,700	7,820
Noble Energy, Inc.	139,100	8,101
Peabody Energy Corp.	121,100	7,205
Pioneer Natural Resources Co.	201,100	6,934
Smith International, Inc. (a)	89,000	5,405
XTO Energy, Inc.	214,107	6,954

		75,865

Environmental Services 1.0%
Republic Services, Inc.	235,300	7,003

Financial & Business Services 14.9%
Archstone-Smith Trust (a)	217,900	6,894
Bank of Hawaii Corp.	154,300	7,291
Bear Stearns Cos., Inc.	75,500	7,261
CIT Group, Inc.	193,500	7,235
Comerica, Inc.	116,400	6,908
Everest Reinsurance Group Ltd.	72,500	5,389
HCC Insurance Holdings, Inc.	252,500	7,613
iStar Financial, Inc.	209,100	8,621
Lamar Advertising Co. ‘A’ (a)	163,100	6,787
Mercury General Corp.	144,100	7,621
Providian Financial Corp. (a)	475,900	7,396
Safeco Corp. (a)	154,700	7,062
Sovereign Bancorp, Inc.	398,100	8,687
The PMI Group, Inc. (a)	156,200	6,339

		101,104

Healthcare 12.1%
Aetna, Inc. (a)	80,900	8,084
C.R. Bard, Inc.	129,000	7,305
Charles River Laboratories International, Inc. (a)	151,700	6,948
Cooper Cos., Inc. (a)	107,200	7,349
Cytyc Corp. (a)	346,600	8,370
Gen-Probe, Inc. (a)	197,700	7,882
Genzyme Corp. (a)(c)	127,400	6,932
Hospira, Inc. (a)	235,200	7,197
Inamed Corp. (a)	135,479	6,458
PacifiCare Health Systems, Inc. (a)	196,400	7,208
Waters Corp. (a)	182,900	8,066

		81,799

Materials & Processing 6.6%
Ball Corp.	207,500	7,767
Cabot Corp.	178,300	6,877
Church & Dwight Co., Inc.	239,500	6,720
Dover Corp.	172,000	6,686
Pentair, Inc.	251,000	8,762
U.S. Steel Corp. (c)	207,100	7,791

		44,603

Technology 13.9%
Apple Computer, Inc. (a)	203,600	7,890
Autodesk, Inc. (c)	171,800	8,355
Electronic Arts, Inc. (a)	163,000	7,496
Getty Images, Inc. (a)	137,800	7,620
Harris Corp.	126,700	6,961
L-3 Communications Holdings, Inc.	113,900	7,631
NCR Corp. (a)	139,800	6,933
Oneok, Inc.	325,100	8,459
Polycom, Inc. (a)	414,100	8,207
Rockwell Automation, Inc.	211,300	8,177
SanDisk Corp. (a)	259,000	7,542
Symantec Corp. (a)	164,400	9,022

		94,293

Transportation 1.0%
Expeditors International Washington, Inc. (a)	135,400	7,000

Utilities 1.1%
PPL Corp.	161,900	7,638

Total Common Stocks (Cost $604,147)		679,315

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.3%
Master Note 0.2%
Merrill Lynch & Co., Inc.	$1,411	1,411

Repurchase Agreement 0.7%
State Street Bank
1.400% due 10/01/2004	4,358	4,358
(Dated 09/30/2004. Collateralized by Freddie Mac 0.000% due 11/18/2004 valued at $4,449. Repurchase proceeds are $4,358.)
Time Deposits 0.4%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	3,005	3,005

Total Short-Term Instruments (Cost $8,774)		8,774

Total Investments 101.6% (Cost $612,921)		$688,089

Other Assets and Liabilities (Net) (1.6)%		(11,042)

Net Assets 100.0%		$677,047

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value of $6,783; cash collateral of $7,028 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 94.2%
Capital Goods 1.9%
Cooper Industries Ltd. ‘A’	115,000	$6,785

Communications 3.8%
Alltel Corp. (c)	123,000	6,754
Verizon Communications, Inc. (c)	170,000	6,695

		13,449

Consumer Discretionary 19.1%
General Motors Corp. (c)	315,000	13,381
Limited Brands, Inc.	314,000	6,999
Reynolds American, Inc. (c)	100,000	6,804
Sears, Roebuck & Co. (c)	182,000	7,253
The May Department Stores Co. (c)	262,000	6,715
The Stanley Works	159,000	6,762
V.F. Corp.	278,000	13,747
Whirlpool Corp.	109,000	6,550

		68,211

Consumer Staples 7.5%
Albertson’s, Inc. (c)	282,000	6,748
Altria Group, Inc.	147,000	6,915
ConAgra Foods, Inc.	258,000	6,633
Kimberly-Clark Corp.	102,000	6,588

		26,884

Energy 14.0%
ChevronTexaco Corp.	134,000	7,188
ConocoPhillips	88,002	7,291
Eni SpA SP - ADR (c)	62,000	6,963
Kerr-McGee Corp.	123,000	7,042
KeySpan Corp.	175,000	6,860
Marathon Oil Corp.	184,000	7,595
Occidental Petroleum Corp.	125,000	6,991

		49,930

Financial & Business Services 28.0%
Bank of America Corp.	152,000	6,586
Boston Properties, Inc.	122,000	6,758
Deluxe Corp.	166,000	6,809
Duke Realty Corp.	202,000	6,706
Fannie Mae	101,000	6,403
J.P. Morgan Chase & Co., Inc.	168,000	6,675
Key Corp.	423,000	13,367
Lincoln National Corp.	143,000	6,721
Morgan Stanley Dean Witter & Co.	140,000	6,902
Regions Financial Corp.	410,000	13,555
St. Paul Travelers Co., Inc.	195,000	6,447
Washington Mutual, Inc.	335,000	13,092

		100,021

Healthcare 8.4%
Bristol-Myers Squibb Co.	277,000	6,557
GlaxoSmithKline PLC SP - ADR (c)	156,000	6,822
Jefferson-Pilot Corp.	137,000	6,803
Merck & Co., Inc.	298,000	9,834

		30,016

Materials & Processing 2.0%
Dow Chemical Co.	158,000	7,138

Technology 3.8%
Hewlett-Packard Co.	359,500	6,741
Sempra Energy	186,000	6,731

		13,472

Transportation 1.9%
Burlington Northern Santa Fe Corp.	177,000	6,781

Utilities 3.8%
DTE Energy Co.	323,000	13,627

Total Common Stocks (Cost $310,405)		336,314

	Principal Amount (000s)
CORPORATE BONDS & NOTES 0.6%
Banking & Finance 0.6%
Natexis Banques Populaires
1.724% due 06/09/2005 (b)(d)	$2,000	1,999

Total Corporate Bonds & Notes (Cost $1,999)		1,999

SHORT-TERM INSTRUMENTS 20.0%
Commercial Paper 2.8%
Bavaria TRR Corp.
1.803% due 10/20/2004 (b)	10,000	9,986

Repurchase Agreement 5.0%
State Street Bank
1.400% due 10/01/2004	17,658	17,658

(Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.000% due 11/19/2004 valued at $18,013. Repurchase proceeds are $17,659.)

Time Deposits 12.2%
Danske Bank A/S
1.875% due 10/01/2004 (b)	10,000	10,000
Fortis Funding LLC
1.900% due 10/01/2004 (b)	14,900	14,900
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	3,801	3,801
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (b)	14,900	14,900

		43,601

Total Short-Term Instruments (Cost $71,250)		71,245

Total Investments 114.8% (Cost $383,654)		$409,558

Other Assets and Liabilities (Net) (14.8)%		(52,687)

Net Assets 100.0%		$356,871

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities loans.

(c) Portion of securities on loan with an aggregate market value of $53,983; cash collateral of $55,546 was received with which the Fund purchased securities.

(d) Variable rate security.

See accompanying notes

Schedule of Investments

NFJ International Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.7%
Bahamas 3.2%
Teekay Shipping Corp.	1,500	$65

Belgium 1.1%
Delhaize Group SP - ADR (a)	350	22

Bermuda 8.3%
Frontline Ltd.	1,400	66
RenaissanceRe Holdings Ltd.	1,100	57
Ship Finance International Ltd.	150	3
Yanzhou Coal Mining Co., Ltd. SP - ADR	700	46

		172

Brazil 7.6%
Companhia Vale do Rio Doce SP - ADR (a)	1,900	43
Empresa Brasileira de Aeronautica S.A. SP - ADR	1,400	37
Votorantim Celulose e Papel S.A. SP - ADR (a)	2,200	76

		156

Canada 12.3%
Canadian Natural Resources Ltd.	1,700	68
Canadian Pacific Railway Ltd.	800	21
Magna International, Inc. ‘A’	500	37
Methanex Corp.	4,500	68
TransCanada Corp.	2,700	59

		253

Chile 2.0%
Linea Aerea Nacional Chile S.A. SP - ADR	1,700	41

China 4.8%
Aluminum Corp. of China Ltd. SP - ADR	300	20
Brilliance China Automotive Holdings Ltd. SP - ADR	1,900	38
Sinopec Shanghai Petrochemical Co., Ltd. SP - ADR (a)	1,100	42

		100

Greece 1.9%
STET Hellas Telecommunication S.A. SP - ADR (a)	2,400	39

Ireland 3.7%
Bank of Ireland SP - ADR	1,400	76

Italy 1.9%
Natuzzi SpA SP - ADR	3,700	40

Mexico 6.9%
Cemex S.A. de C.V. SP - ADR (a)	2,121	60
Grupo Elektra S.A. de C.V. SP - ADR (a)	1,600	43
Telefonos de Mexico S.A. de C.V. SP - ADR	1,200	39

		142

Netherlands 10.0%
ABN AMRO Holding NV SP - ADR	3,553	81
CNH Global NV (a)	2,200	43
ING Groep NV SP - ADR	2,400	61
Koninklijke Philips Electronics NV (a)	900	21

		206

Norway 2.1%
Norsk Hydro ASA SP - ADR (a)	600	44

Peru 2.1%
Compania de Minas Buenaventura S.A.u. SP - ADR	1,800	43

Russia 2.3%
Tatneft SP - ADR	1,500	47

South Africa 1.9%
Sasol Ltd. SP - SP ADR (a)	2,100	39

South Korea 7.9%
Korea Electric Power Corp. SP - ADR (a)	4,000	42
KT Corp. SP - ADR	3,300	60
POSCO Co. SP - ADR	1,600	60

		162

Sweden 1.9%
Electrolux AB SP - ADR (a)	1,100	40

Taiwan 1.7%
AU Optronics Corp. SP - ADR	2,900	36

United Kingdom 15.1%
British American Tobacco PLC SP - ADR	1,300	38
Cadbury Schweppes PLC SP - ADR	1,200	37
GlaxoSmithKline PLC SP - ADR	900	39
Imperial Chemical Industries PLC SP - ADR	2,700	41
Tomkins PLC SP - ADR (a)	1,900	37
Unilever PLC SP - ADR (a)	1,900	63
United Utilities PLC SP - ADR	2,800	57

		312

Total Common Stocks (Cost $1,680)		2,035

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.1%
Repurchase Agreement 1.1%
State Street Bank
1.400% due 10/01/2004	$22	22
(Dated 09/30/2004. Collateralized by Fannie Mae 2.320% due 04/07/2006 valued at $25. Repurchase proceeds are $22.)

Total Short-Term Instruments (Cost $22)		22

Total Investments 99.8% (Cost $1,702)		$2,057

Other Assets and Liabilities (Net) 0.2%		4

Net Assets 100.0%		$2,061

Notes to Schedule of Investments:

(a) Non-income producing security

See accompanying notes

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 99.2%
Aerospace 1.0%
General Dynamics Corp.	1,400	$143

Capital Goods 4.0%
Deere & Co.	2,300	148
Johnson Controls, Inc.	5,200	295
PPG Industries, Inc.	2,400	147

		590

Communications 3.0%
Nextel Communications, Inc. ‘A’ (a)	12,700	303
Verizon Communications, Inc.	3,600	142

		445

Consumer Discretionary 12.0%
CVS Corp.	3,400	143
General Motors Corp.	10,300	438
Limited Brands, Inc.	20,400	455
Masco Corp.	8,700	300
Sears, Roebuck & Co.	10,700	426

		1,762

Consumer Services 3.8%
Cendant Corp.	19,000	410
McDonald’s Corp. (a)	5,300	149

		559

Consumer Staples 12.8%
Altria Group, Inc.	9,500	447
Archer-Daniels-Midland Co.	17,600	299
Coca-Cola Enterprises, Inc.	15,300	289
ConAgra Foods, Inc.	11,000	283
Fortune Brands, Inc.	1,900	141
Kimberly-Clark Corp.	4,400	284
Kroger Co. (a)	9,300	144

		1,887

Energy 11.5%
Apache Corp.	9,400	471
ConocoPhillips	7,500	621
Occidental Petroleum Corp.	10,800	604

		1,696

Financial & Business Services 34.5%
Allstate Corp.	11,900	571
Capital One Financial Corp.	6,000	443
Countrywide Financial Corp.	11,800	465
Equity Office Properties Trust	15,900	433
Fannie Mae	4,400	279
J.P. Morgan Chase & Co., Inc.	10,800	429
Key Corp.	13,900	439
Lehman Brothers Holdings, Inc.	3,700	295
Marsh & McLennan Cos., Inc.	6,200	284
MetLife, Inc. (a)	11,700	452
Simon Property Group, Inc. (a)	2,600	139
St. Paul Travelers Co., Inc.	12,600	417
Washington Mutual, Inc.	11,000	430

		5,076

Healthcare 3.4%
Bristol-Myers Squibb Co.	6,000	142
Merck & Co., Inc.	6,500	215
WellPoint Health Networks, Inc. (a)	1,400	147

		504

Materials & Processing 4.2%
Alcoa, Inc.	4,600	155
Dow Chemical Co.	3,400	154
Weyerhaeuser Co.	4,500	299

		608

Technology 2.0%
Hewlett-Packard Co.	7,600	143
Xerox Corp. (a)	10,300	145

		288

Transportation 3.0%
Burlington Northern Santa Fe Corp.	11,500	441

Utilities 4.0%
Exelon Corp.	16,000	587

Total Common Stocks (Cost $13,767)		14,586

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.4%
Repurchase Agreement 5.4%
State Street Bank
1.400% due 10/01/2004	$800	800
(Dated 09/30/2004. Collateralized by Fannie Mae 7.250% due 01/15/2010 valued at $821. Repurchase proceeds are $800.)

Total Short-Term Instruments (Cost $800)		800

Total Investments 104.6% (Cost $14,567)		$15,386

Other Assets and Liabilities (Net) (4.6)%		(674)

Net Assets 100.0%		$14,712

Notes to Schedule of Investments:

(a) non-income producing security.

See accompanying notes

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.0%
Aerospace 0.3%
Kaman Corp. ‘A’	735,000	$8,776

Building 4.4%
Chicago Bridge & Iron Co. N.V.	420,500	12,611
Equity One, Inc.	1,112,900	21,835
Intrawest Corp.	1,508,000	28,562
M.D.C. Holdings, Inc.	360,000	26,316
M/I Homes, Inc.	623,000	26,440

		115,764

Capital Goods 9.6%
Acuity Brands, Inc.	950,000	22,581
Albany International Corp. ‘A’	800,000	23,848
ArvinMeritor, Inc.	1,295,000	24,281
Barnes Group, Inc.	749,000	20,575
Curtiss-Wright Corp.	270,000	15,452
GATX Corp.	900,000	23,994
Harsco Corp.	552,000	24,785
Precision Castparts Corp.	450,000	27,022
Regal-Beloit Corp.	749,000	18,118
Tecumseh Products Co. ‘A’	576,000	24,117
York International Corp.	755,000	23,850

		248,623

Consumer Discretionary 11.3%
Agnico-Eagle Mines Ltd. (a)	1,770,000	25,276
Arctic Cat, Inc.	194,000	5,034
Banta Corp.	610,000	24,248
Borders Group, Inc.	1,021,000	25,321
Brown Shoe Co., Inc.	780,000	19,547
Burlington Coat Factory Warehouse Corp. (a)	784,000	16,644
Handleman Co.	1,117,000	22,854
Kellwood Co.	645,000	23,510
Lancaster Colony Corp.	590,000	24,877
Libbey, Inc.	571,000	10,678
Maytag Corp.	1,265,000	23,238
Ruddick Corp.	1,135,000	22,291
Russell Corp.	1,240,000	20,882
Sturm, Ruger & Co., Inc.	748,600	6,745
The Cato Corp. ‘A’	1,026,000	22,829

		293,974

Consumer Services 3.7%
Bob Evans Farms, Inc.	935,000	25,395
Callaway Golf Co.	1,932,700	20,429
Landry’s Restaurants, Inc.	890,000	24,288
United Auto Group, Inc.	1,000,000	25,090

		95,202

Consumer Staples 7.0%
Adolph Coors Co. ‘B’	355,000	24,112
Casey’s General Stores, Inc.	1,170,000	21,750
Corn Products International, Inc.	540,000	24,894
Fresh Del Monte Produce, Inc. (c)	930,000	23,166
Loews Corp. - Carolina Group	1,025,000	24,979
PepsiAmericas, Inc.	692,000	13,217
Sensient Technologies Corp.	1,150,000	24,886
Universal Corp.	547,000	24,418

		181,422

Energy 10.5%
Arch Coal, Inc.	735,000	26,085
Berry Petroleum Co. ‘A’	430,000	15,794
Cabot Oil & Gas Corp.	620,000	27,838
Frontier Oil Corp. (a)	239,100	5,645
Holly Corp.	7,800	199
Northwest Natural Gas Co.	620,000	19,673
Range Resources Corp.	1,620,000	28,334
St. Mary Land & Exploration Co. (a)	730,000	29,061
Tidewater, Inc. (c)	840,000	27,342
UGI Corp.	720,000	26,827
Vintage Petroleum, Inc.	1,480,000	29,704
Western Gas Resources, Inc.	826,000	23,615
World Fuel Services Corp.	340,000	12,172

		272,289

Financial & Business Services 17.5%
American Financial Group, Inc.	780,000	23,314
AmerUs Group Co. (a)	612,000	25,092
Annaly Mortgage Management, Inc. (c)	1,405,000	24,068
BancorpSouth, Inc.	845,000	19,427
CBL & Associates Properties, Inc.	410,000	24,990
Commercial Federal Corp.	877,000	23,661
Delphi Financial Group, Inc. ‘A’	585,000	23,499
First Industrial Realty Trust, Inc.	623,000	22,989
Fremont General Corp.	1,200,000	27,780
Healthcare Realty Trust, Inc.	626,000	24,439
HRPT Properties Trust	2,269,000	24,936
Hudson United Bancorp (a)	645,400	23,783
LandAmerica Financial Group, Inc.	576,000	26,208
McGrath Rentcorp	415,000	15,168
Nationwide Health Properties, Inc.	1,200,000	24,900
New Plan Excel Realty Trust, Inc.	970,000	24,250
Old National Bancorp	685,000	17,015
Shurgard Storage Centers, Inc. ‘A’	630,000	24,444
Susquehanna Bancshares, Inc.	489,000	12,029
Washington Federal, Inc.	958,499	24,106

		456,098

Healthcare 4.2%
Arrow International, Inc.	640,000	19,136
Invacare Corp.	560,000	25,760
Landauer, Inc.	320,000	15,018
Owens & Minor, Inc.	953,000	24,206
Select Medical Corp.	1,830,000	24,577

		108,697

Materials & Processing 11.5%
Crane Co.	841,000	24,322
Goldcorp, Inc. (c)	1,693,900	23,477
Lennox International, Inc.	1,331,000	19,885
Lincoln Electric Holdings, Inc.	760,000	23,834
Lubrizol Corp.	705,000	24,393
Massey Energy Co. (c)	900,000	26,037
Methanex Corp.	1,820,000	27,427
Potlatch Corp.	580,000	27,150
Quanex Corp.	220,000	11,282
Rock-Tenn Co. ‘A’	938,000	14,764
RPM International, Inc. (c)	1,580,000	27,887
Teleflex, Inc.	600,000	25,500
Universal Forest Products, Inc. (a)	617,500	21,119
Valmont Industries, Inc.	104,900	2,189

		299,266

Technology 1.5%
John H. Harland Co.	820,000	25,707
Methode Electronics, Inc.	1,196,300	15,301

		41,008

Transportation 6.1%
Alexander & Baldwin, Inc.	749,000	25,421
Arkansas Best Corp.	710,000	26,000
Frontline Ltd. (c)	620,000	29,258
Ship Finance International Ltd. (c)	50,300	1,011
Skywest, Inc.	1,693,000	25,480
Teekay Shipping Corp.	630,000	27,147
USF Corp.	700,000	25,123

		159,440

Utilities 9.4%
Atmos Energy Corp.	935,000	23,553
Cleco Corp.	1,323,000	22,809
Energen Corp.	513,000	26,445
National Fuel Gas Co.	914,000	25,894
Nicor, Inc.	700,000	25,690
Peoples Energy Corp.	583,000	24,299
PNM Resources, Inc.	1,096,500	24,682
Vectren Corp.	935,000	23,543
Westar Energy, Inc.	1,159,000	23,412
WGL Holdings, Inc.	842,000	23,795

		244,122

Total Common Stocks (Cost $2,057,398)		2,524,681

	Principal Amount (000s)
CORPORATE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Natexis Banques Populaires
1.724% due 06/09/2005 (b)(d)	$2,000	1,999

Total Corporate Bonds & Notes (Cost $1,999)		1,999

SHORT-TERM INSTRUMENTS 6.8%
Commercial Paper 0.4%
Bavaria TRR Corp.
1.803% due 10/20/2004 (b)	10,000	9,986

Master Notes 2.2%
Bear Stearns Cos., Inc.	22,000	22,000
Merrill Lynch & Co., Inc.	34,512	34,512

Repurchase Agreement 3.2%		56,512

State Street Bank
1.400% due 10/01/2004	83,692	83,692

(Dated 09/30/2004. Collateralized by Fannie Mae 0.000% due 08/19/2005 valued at $60,887; 7.250% due 01/15/2010 valued at $24,482. Repurchase proceeds are $83,695.)

		140,203

Time Deposits 1.0%
Danske Bank A/S
1.875% due 10/01/2004 (b)	20,000	20,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	6,344	6,344

		26,344

Total Short-Term Instruments (Cost $176,538)		176,533

Total Investments 103.9% (Cost $2,235,935)		$2,703,213

Other Assets and Liabilities (Net) (3.9)%		(102,368)

Net Assets 100.0%		$2,600,845

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities loans.

(c) Portion of securities on loan with an aggregate market value of $90,628; cash collateral of $94,763 was received with which the Fund purchased securities.

(d) Variable rate security.

See accompanying notes

Schedule of Investments

PEA Growth & Income Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.8%
Capital Goods 6.6%
General Electric Co.	93,600	$3,143
Tyco International Ltd. (c)	75,000	2,299

		5,442

Communications 2.3%
Nokia Corp. SP - ADR (a)	53,700	737
Verizon Communications, Inc.	28,800	1,134

		1,871

Consumer Discretionary 8.4%
Comcast Corp. ‘A’ (a)	45,500	1,270
CVS Corp.	36,600	1,542
Masco Corp.	33,300	1,150
The Home Depot, Inc.	35,000	1,372
Wal-Mart Stores, Inc.	29,500	1,569

		6,903

Consumer Services 5.5%
Carnival Corp.	25,000	1,182
Cendant Corp.	70,000	1,512
Starwood Hotels & Resorts Worldwide, Inc. ‘B’ (a)	9,600	446
Viacom, Inc. ‘B’ (c)	40,100	1,346

		4,486

Consumer Staples 5.3%
Altria Group, Inc.	37,500	1,764
CDW Corp. (a)	7,200	418
Kellogg Co.	28,700	1,224
Procter & Gamble Co.	18,100	980

		4,386

Energy 7.6%
BP PLC SP-ADR	22,500	1,294
ChevronTexaco Corp.	22,400	1,201
Kinder Morgan, Inc.	19,900	1,250
Royal Dutch Petroleum Co.	17,500	903
Schlumberger Ltd.	23,000	1,548

		6,196

Financial & Business Services 24.0%
ACE Ltd.	30,200	1,210
American Express Co.	27,300	1,405
American International Group, Inc.	23,600	1,605
Bank of America Corp.	56,200	2,435
Boston Properties, Inc.	16,000	886
Citigroup, Inc.	50,000	2,206
Countrywide Financial Corp.	44,000	1,733
Goldman Sachs Group, Inc. (c)	12,600	1,175
J.P. Morgan Chase & Co., Inc.	55,000	2,185
MBNA Corp.	47,500	1,197
Morgan Stanley Dean Witter & Co.	20,000	986
State Street Corp.	19,300	824
U.S. Bancorp	28,400	821
Vornado Realty Trust	15,900	997

		19,665

Healthcare 15.6%
Allergan, Inc.	11,900	863
Amgen, Inc. (a)	10,500	595
Baxter International, Inc. (a)	29,000	933
Caremark Rx, Inc. (a)	43,000	1,379
Guidant Corp.	25,000	1,651
HCA, Inc.	26,800	1,022
Medtronic, Inc.	27,800	1,443
Pfizer, Inc.	56,500	1,729
Teva Pharmaceutical Industries Ltd. SP - ADR (c)	39,500	1,025
Varian Medical Systems, Inc. (a)	40,000	1,383
Zimmer Holdings, Inc. (a)	9,700	767

		12,790

Materials & Processing 4.0%
Alcoa, Inc.	30,000	1,008
Dow Chemical Co.	25,800	1,166
Freeport-McMoran Copper & Gold, Inc. ‘B’	27,000	1,093

		3,267

Technology 15.1%
Affiliated Computer Services, Inc. ‘A’ (a)	24,900	1,386
Cisco Systems, Inc. (a)	75,000	1,357
Dell, Inc. (a)	30,800	1,096
Emerson Electric Co.	6,900	427
Honeywell International, Inc.	60,000	2,152
International Business Machines Corp.	15,300	1,312
Microsoft Corp.	75,000	2,074
National Semiconductor Corp. (a)	56,200	871
SAP AG SP - ADR (a)(c)	43,800	1,706

		12,381

Transportation 0.2%
United Parcel Service, Inc. ‘B’ (a)	2,700	205

Utilities 2.2%
Dominion Resources, Inc.	14,200	927
Exelon Corp.	23,600	866

		1,793

Total Common Stocks (Cost $72,941)		79,385

CONVERTIBLE PREFERRED STOCK 1.2%
Goldman Sachs Group, Inc.
5.625% due 03/21/2005	46,970	991

Total Convertible Preferred Stock (Cost $1,290)		991

	Principal Amount (000s)
CORPORATE BONDS & NOTES 2.4%
Banking & Finance 2.4%
Natexis Banques Populaires
1.724% due 06/09/2005 (b)(d)	$2,000	2,000

Total Corporate Bonds & Notes (Cost $1,999)		2,000

SHORT-TERM INSTRUMENTS 5.6%
Master Note 1.3%
Merrill Lynch & Co., Inc.	1,068	1,068

Repurchase Agreement 1.7%
State Street Bank
1.400% due 10/01/2004	1,374	1,374
(Dated 09/30/2004. Collateralized by Federal Home Loan Bank 2.490% due 04/02/2018 valued at $1,405. Repurchase proceeds are $1,374.)
Time Deposits 2.6%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	2,121	2,121

Total Short-Term Instruments (Cost $4,563)		4,563

Total Investments 106.0% (Cost $80,793)		$86,939

Other Assets and Liabilities (Net) (6.0)%		(4,933)

Net Assets 100.0%		$82,006

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities loans.

(c) Portion of securities on loan with an aggregate market value of $5,055; cash collateral of $5,184 was received with which the fund purchased securities.

(d) Variable rate security.

See accompanying notes

Schedule of Investments

PEA Growth Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 99.2%
Capital Goods 10.3%
General Electric Co.	850,000	$28,543
Illinois Tool Works, Inc.	170,000	15,839
Monsanto Co.	200,000	7,284
Tyco International Ltd.	643,000	19,714

		71,380

Consumer Discretionary 9.5%
Best Buy Co., Inc. (e)	210,000	11,390
Comcast Corp. ‘A’ (b)	400,000	11,168
CVS Corp. (b)	125,000	5,266
The Home Depot, Inc. (e)	520,000	20,384
Wal-Mart Stores, Inc.	340,000	18,088

		66,296

Consumer Services 10.0%
Carnival Corp.	360,000	17,024
Cendant Corp.	700,000	15,120
eBay, Inc. (b)	155,000	14,251
Starwood Hotels & Resorts Worldwide, Inc. ‘B’ (b)	335,000	15,551
Viacom, Inc. ‘B’	230,000	7,719

		69,665

Consumer Staples 3.3%
CDW Corp. (b)	40,000	2,321
Procter & Gamble Co.	380,000	20,566

		22,887

Energy 2.5%
Schlumberger Ltd.	255,000	17,164

Financial & Business Services 14.3%
American International Group, Inc.	250,000	16,997
Citigroup, Inc. (e)	310,000	13,677
Countrywide Financial Corp.	450,000	17,725
First Data Corp. (e)	250,000	10,875
Franklin Resources, Inc.	240,000	13,382
MBNA Corp.	318,000	8,014
Merrill Lynch & Co., Inc. (e)	208,100	10,347
MGIC Investment Corp.	125,000	8,319

		99,336

Healthcare 22.7%
Alcon, Inc. (b)(e)	95,000	7,619
Amgen, Inc. (b)(e)	260,000	14,737
Caremark Rx, Inc. (b)	401,000	12,860
Gilead Sciences, Inc. (b)	288,000	10,765
Guidant Corp.	240,000	15,850
Pfizer, Inc.	750,000	22,950
St. Jude Medical, Inc. (b)	88,000	6,624
Stryker Corp. (b)	320,000	15,386
Teva Pharmaceutical Industries Ltd. SP - ADR (e)	630,000	16,349
UnitedHealth Group, Inc. (b)	200,000	14,748
Varian Medical Systems, Inc. (b)	395,800	13,683
Zimmer Holdings, Inc. (b)	83,000	6,560

		158,131

Technology 26.2%
Altera Corp. (b)(e)	90,000	1,761
Applied Materials, Inc. (b)(e)	250,000	4,123
Broadcom Corp. ‘A’ (b)	150,000	4,094
Cisco Systems, Inc. (b)(e)	950,000	17,195
Corning, Inc. (b)(e)	475,000	5,263
Dell, Inc. (b)	389,300	13,859
EMC Corp. (b)(e)	960,000	11,078
Honeywell International, Inc.	270,000	9,682
Intel Corp. (e)	738,000	14,804
International Business Machines Corp.	95,000	8,145
International Game Technology	247,000	8,880
Juniper Networks, Inc. (b)	560,000	13,216
Lexmark International, Inc. ‘A’ (b)	90,000	7,561
Marvell Technology Group Ltd. (b)(e)	470,000	12,281
Maxim Integrated Products, Inc. (e)	130,000	5,498
Mercury Interactive Corp. (b)	240,000	8,371
Microsoft Corp.	900,000	24,885
SAP AG SP - ADR (b)(e)	220,000	8,569
VERITAS Software Corp. (b)	150,000	2,670

		181,935

Transportation 0.4%
United Parcel Service, Inc. ‘B’ (b)	35,000	2,657

Total Common Stocks (Cost $578,335)		689,451

	Principal Amount (000s)
CORPORATE BONDS & NOTES 8.5%
CC USA, Inc.
1.825% due 07/05/2005 (a)(d)	11,000	11,013
CIT Group, Inc.
1.688% due 07/29/2005 (a)(d)	3,000	3,014
Credit Suisse First Boston
1.943% due 07/05/2005 (a)(d)	2,000	2,006
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (a)(d)	15,000	15,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (a)(d)	1,000	1,000
K2 LLC
1.750% due 09/15/2005 (a)(d)	10,000	9,993
Natexis Banques Populaires
1.724% due 06/09/2005 (a)(d)	2,000	1,999
1.955% due 08/16/2005 (a)(d)	5,000	4,999
Sigma Finance, Inc.
1.703% due 08/15/2005 (a)(d)	10,000	9,999

Total Corporate Bonds & Notes (Cost $59,022)		59,023

SHORT-TERM INSTRUMENTS 8.2%
Commercial Paper 2.8%
Bavaria TRR Corp.
1.803% due 10/20/2004 (d)	$10,000	9,986
1.823% due 10/20/2004 (d)	10,000	9,986

		19,972

Master Notes 3.5%
Bear Stearns Cos., Inc.	14,000	14,000
Merrill Lynch & Co., Inc.	10,339	10,339

		24,339

Repurchase Agreement 0.4%
State Street Bank
1.400% due 10/01/2004	2,661	2,661
(Dated 09/30/2004. Collateralized by Freddie Mac 2.150% due 10/28/2005 valued at $2,718. Repurchase proceeds are $2,661.)

Time Deposits 1.5%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (d)	10,431	10,431

Total Short-Term Instruments (Cost $57,412)		57,403

Total Investments 115.9% (Cost $694,769)		$805,877

Written Options (f) (0.0)% (Premiums $229)		(324)

Other Assets and Liabilities (Net) (15.9)%		(110,263)

Net Assets 100.0%		$695,290

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Non-income producing security.

(c) Security is in default.

(d) Securities purchased with the cash proceeds from securities on loans.

(e) Portion of securities on loan with an aggregate market value of $110,075; cash collateral of $113,753 was received with which the Fund purchased securities.

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOE Ebay, Inc.	$90.00	10/16/2004	250	$57	$80
Call - CBOE Ebay, Inc.	95.00	10/16/2004	250	24	24
Call - CBOE Gilead Science, Inc.	18.75	10/16/2004	1000	64	85
Call - CBOE Gilead Science, Inc.	35.00	10/16/2004	500	84	135

				$229	$324

See accompanying notes

Schedule of Investments

PEA Innovation Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 100.1%
Capital Goods 1.2%
OmniVision Technologies, Inc. (a)(d)	660,698	$9,349

Communications 3.1%
Macromedia, Inc. (a)	685,100	13,757
Nokia Corp. SP - ADR (a)	799,100	10,964

		24,721

Consumer Discretionary 4.4%
Amazon.com, Inc. (a)	365,200	14,922
Take Two Interactive Software, Inc. (a)	609,500	20,022

		34,944

Financial & Business Services 1.6%
Accenture Ltd. ‘A’ (a)	479,600	12,973

Healthcare 1.1%
St. Jude Medical, Inc. (a)(d)	110,800	8,340

Technology 88.7%
Applied Materials, Inc. (a)(d)	1,122,700	18,513
Applied Micro Circuits Corp. (a)	2,516,400	7,876
AU Optronics Corp. SP - ADR (d)	1,004,400	12,575
Avid Technology, Inc. (a)	385,500	18,068
BEA Systems, Inc. (a)	551,128	3,808
Broadcom Corp. ‘A’ (a)(d)	670,100	18,287
Celestica, Inc. (a)	1,698,400	21,570
Cisco Systems, Inc. (a)(d)	860,000	15,566
Cognizant Technology Solutions Corp. ‘A’ (a)	547,600	16,707
Comverse Technology, Inc. (a)(d)	1,234,000	23,236
Corning, Inc. (a)(d)	1,354,000	15,002
Cymer, Inc. (a)(d)	658,600	18,876
Cypress Semiconductor Corp. (a)	1,679,000	14,842
EMC Corp. (a)	1,356,171	15,650
Flextronics International Ltd. (a)(d)	1,908,400	25,286
Foundry Networks, Inc. (a)	1,558,800	14,793
Intel Corp.	834,300	16,736
JDS Uniphase Corp. (a)	2,894,200	9,754
Juniper Networks, Inc. (a)	856,900	20,223
KLA-Tencor Corp. (a)(d)	506,890	21,026
Kulicke & Soffa Industries, Inc. (a)	1,477,500	8,348
Linear Technology Corp. (d)	500,700	18,145
Marvell Technology Group Ltd. (a)(d)	640,254	16,730
Mercury Interactive Corp. (a)	290,372	10,128
Micron Technology, Inc. (a)	2,571,900	30,940
Microsoft Corp.	455,100	12,584
Monster Worldwide, Inc. (a)	869,700	21,429
National Semiconductor Corp. (a)	1,546,900	23,962
Network Appliance, Inc. (a)	524,600	12,066
Novell, Inc. (a)	912,013	5,755
NVIDIA Corp. (a)(d)	561,500	8,153
Oracle Corp. (a)	1,062,000	11,979
Polycom, Inc. (a)	578,300	11,462
QUALCOMM, Inc. (d)	249,800	9,752
Red Hat, Inc. (a)(d)	814,800	9,973
SanDisk Corp. (a)(d)	462,200	13,459
SAP AG SP - ADR (a)(d)	351,720	13,700
Siebel Systems, Inc. (a)	1,107,100	8,348
Solectron Corp. (a)	3,765,800	18,641
Sonus Networks, Inc. (a)	1,683,000	9,475
Symantec Corp. (a)	201,300	11,047
Taiwan Semiconductor Manufacturing Co., Ltd. SP - ADR (d)	3,428,882	24,482
Telefonaktiebolaget LM Ericsson SP - ADR (a)(d)	277,900	8,682
Texas Instruments, Inc.	654,000	13,917
United Microelectronics Corp. SP - ADR (a)(d)	6,540,069	22,106
UTStarcom, Inc. (a)(d)	527,800	8,503
VERITAS Software Corp. (a)	562,200	10,007

		702,167

Total Common Stocks (Cost $840,420)		792,494

	Principal Amount (000s)
CORPORATE BONDS & NOTES 5.4%
Banking & Finance 5.4%
Bayerische Landesbank
1.830% due 06/24/2005 (b)(c)	$1,000	1,000
CC USA, Inc.
1.826% due 07/05/2005 (b)(c)	1,000	1,001
CIT Group, Inc.
1.688% due 07/29/2005 (b)(c)	5,000	5,023
Credit Suisse First Boston
1.943% due 07/05/2005 (b)(c)	2,000	2,006
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (b)(c)	15,000	15,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (b)(c)	5,000	4,999
K2 LLC
1.750% due 09/15/2005 (b)(c)	5,000	4,997
Natexis Banques Populaires
1.724% due 06/09/2005 (b)(c)	2,000	1,999
1.955% due 08/16/2005 (b)(c)	7,000	6,998

Total Corporate Bonds & Notes (Cost $43,019)		43,023

SHORT-TERM INSTRUMENTS 16.1%
Commercial Paper 4.4%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	10,000	9,986
1.823% due 10/20/2004 (c)	15,000	14,979
Thames Asset Global Securitization
1.792% due 10/15/2004 (c)	10,000	9,988

		34,953

Master Notes 9.4%
Bear Stearns Cos., Inc.	29,000	29,000
Merrill Lynch & Co., Inc.	45,514	45,514

		74,514

Repurchase Agreement 1.1%
State Street Bank
1.400% due 10/01/2004	8,115	8,115
(Dated 09/30/2004. Collateralized by Fannie Mae 6.000% due 05/15/2008 valued at $8,281. Repurchase proceeds are $8,115.)

Time Deposits 1.2%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	9,655	9,655

Total Short-Term Instruments (Cost $127,253)		127,237

Total Investments 121.6% (Cost $1,010,692)		$962,754

Other Assets and Liabilities (Net) (21.6)%		(170,814)

Net Assets 100.0%		$791,940

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $150,480; cash collateral of $162,034 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

PEA Opportunity Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 99.3%
Building 0.9%
Hughes Supply, Inc.	87,600	$2,634

Capital Goods 5.2%
Aviall, Inc. (a)	159,000	3,244
Herman Miller, Inc.	121,700	3,000
Silicon Laboratories, Inc. (a)(d)	76,700	2,538
WMS Industries, Inc. (a)(d)	217,900	5,598

		14,380

Consumer Discretionary 10.5%
Fossil, Inc. (a)	92,799	2,871
Insight Enterprises, Inc. (a)	178,700	3,009
Kenneth Cole Productions, Inc. ‘A’	94,100	2,648
MSC Industrial Direct Co. ‘A’	104,600	3,565
Oxford Industries, Inc. (a)	70,300	2,619
Sotheby’s Holdings, Inc. ‘A’ (a)	146,000	2,295
Station Casinos, Inc.	76,400	3,747
Tempur-Pedic International, Inc. (a)	374,400	5,612
Warnaco Group, Inc. (a)	112,600	2,503

		28,869

Consumer Services 8.7%
Chemed Corp.	42,500	2,369
Forrester Research, Inc. (a)	168,400	2,566
Hudson Highland Group, Inc. (a)	124,400	3,631
Laureate Education, Inc. (a)	68,300	2,542
Mobile Mini, Inc. (a)(d)	160,000	3,968
PF Chang’s China Bistro, Inc. (a)(d)	55,000	2,667
Pinnacle Entertainment, Inc. (a)	208,400	2,876
Resources Connection, Inc. (a)	90,100	3,404

		24,023

Consumer Staples 1.2%
Ralcorp Holdings, Inc. (a)	90,000	3,249

Energy 5.4%
Delta Petroleum Corp. (a)(d)	247,700	3,230
Frontier Oil Corp.	103,400	2,441
Granite Mortgages PLC (a)	163,600	3,352
Grey Wolf, Inc. (a)	706,800	3,456
Spinnaker Exploration Co. (a)	72,600	2,544

		15,023

Financial & Business Services 10.0%
Affiliated Managers Group, Inc. (a)(d)	65,200	3,491
BankAtlantic BanCorp., Inc. ‘A’	161,100	2,951
CoStar Group, Inc. (a)	72,539	3,568
Greenhill & Co., Inc.	165,100	3,896
LECG Corp. (a)	215,600	3,646
Primus Guaranty Ltd. (a)	160,800	2,171
Signature Bank & Trust (a)	92,800	2,482
Silicon Valley Bancshares (a)	120,000	4,460
Southwest BanCorp. of Texas, Inc.	49,600	999

		27,664

Healthcare 21.3%
Able Laboratories, Inc. (a)	124,600	2,387
Amedisys, Inc. (a)	106,600	3,193
American Healthways, Inc. (a)(d)	97,500	2,838
BioMarin Pharmaceutical, Inc. (a)	157,700	818
Conceptus, Inc. (a)(d)	233,300	2,163
Connetics Corp. (a)	121,100	3,272
Cubist Pharmaceuticals, Inc. (a)	420,000	4,150
Digene Corp. (a)	99,200	2,575
Epix Medical, Inc. (a)	160,000	3,090
Gentiva Health Services, Inc. (a)	190,200	3,114
I-Flow Corp. (a)(d)	190,500	2,758
Inamed Corp. (a)	73,000	3,480
Intuitive Surgical, Inc. (a)	97,600	2,416
Martek Biosciences Corp. (a)	85,300	4,149
OraSure Technologies, Inc. (a)(d)	548,600	3,456
Psychiatric Solutions, Inc. (a)	153,400	3,889
Salix Pharmaceuticals Ltd. (a)	200,000	4,304
The Advisory Board Co. (a)(d)	102,400	3,441
Ventana Medical Systems, Inc. (a)	62,724	3,164

		58,657

Materials & Processing 0.7%
Elk Corp. (a)	72,935	2,025

Technology 29.1%
Activision, Inc. (a)	258,800	3,590
Audible, Inc. (a)	45,000	793
Avid Technology, Inc. (a)	49,100	2,301
Concur Technologies, Inc. (a)	337,500	3,540
eCollege.com, Inc. (a)(d)	305,400	2,947
eResearch Technology, Inc. (a)	167,300	2,230
Integrated Device Technology, Inc. (a)	239,700	2,284
Jamdat Mobile, Inc. (a)	79,800	1,841
Kanbay International, Inc. (a)	67,148	1,428
Lionbridge Technologies, Inc. (a)	372,600	3,201
Macrovision Corp. (a)	162,088	3,903
Manhattan Associates, Inc. (a)	92,200	2,252
MatrixOne, Inc. (a)	849,800	4,300
Microsemi Corp. (a)	316,100	4,457
Omnicell, Inc. (a)	349,733	4,623
Open Solutions, Inc. (a)	99,900	2,494
Opsware, Inc. (a)(d)	630,000	3,534
Packeteer, Inc. (a)	300,000	3,243
PalmOne, Inc. (a)(d)	67,300	2,049
PEC Solutions, Inc. (a)	72,800	839
Phase Forward, Inc. (a)(d)	365,000	3,015
Photon Dynamics, Inc. (a)	103,200	2,095
Plexus Corp. (a)	363,000	4,008
Radware Ltd. (a)	166,000	3,652
Sapient Corp. (a)	449,700	3,431
SkillSoft PLC SP - APR (a)	489,200	3,273
Ultimate Software Group, Inc. (a)	212,300	2,607
Websense, Inc. (a)	52,800	2,200

		80,130

Transportation 6.3%
EGL, Inc. (a)(d)	116,100	3,513
Golar LNG Ltd. (a)	213,600	3,341
Old Dominion Freight Line, Inc. (a)	105,650	3,044
OMI Corp.	175,300	2,808
Sirva, Inc. (a)	200,000	4,580

		17,286

Total Common Stocks (Cost $248,794)		273,940

	Principal Amount (000s)
CORPORATE BONDS & NOTES 3.3%
Banking & Finance 3.3%
Bayerische Landesbank
1.830% due 06/24/2005 (b)(c)	$1,000	1,000
CC USA, Inc.
1.825% due 07/05/2005 (b)(c)	2,000	2,002
CIT Group, Inc.
1.688% due 07/29/2005 (b)(c)	2,000	2,009
Irish Life & Permanent PLC
1.839% due 09/21/2005 (b)(c)	1,000	1,000
Natexis Banques Populaires
1.724% due 06/09/2005 (b)(c)	2,000	1,999
1.955% due 08/16/2005 (b)(c)	1,000	1,000

Total Corporate Bonds & Notes (Cost $9,008)		9,010

SHORT-TERM INSTRUMENTS 13.1%
Commercial Paper 1.8%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	5,000	4,993

Master Notes 5.4%
Bear Stearns Cos., Inc.	2,000	2,000
Merrill Lynch & Co., Inc.	12,845	12,845

		14,845

Repurchase Agreements 2.4%
State Street Bank
1.400% due 10/01/2004	6,600	6,600
(Dated 09/30/2004. Collateralized by Fannie Mae 1.570% due 08/25/2005 valued at $6,736. Repurchase proceeds are $6,600.)

Time Deposits 3.5%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	9,538	9,538

Total Short-Term Instruments (Cost $35,978)		35,976

Total Investments 115.7% (Cost $293,780)		$318,926

Other Assets and Liabilities (Net) (15.7)%		(43,179)

Net Assets 100.0%		$275,747

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $36,866; cash collateral of $38,364 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

PEA Renaissance Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 87.0%
Aerospace 0.6%
Snecma S.A. (a)	1,787,500	$36,409

Capital Goods 11.2%
ArvinMeritor, Inc.	3,630,800	68,078
Cooper Tire & Rubber Co.	3,608,900	72,792
Navistar International Corp. (a)	6,818,900	253,595
Tyco International Ltd. (d)	4,029,800	123,554
United Rentals, Inc. (a)	4,815,700	76,522
Visteon Corp.	7,516,700	60,058

		654,599

Communications 2.9%
IDT Corp. ‘B’ (a)	2,581,700	38,803
UnitedGlobalCom, Inc. ‘A’ (a)(d)	17,518,860	130,866

		169,669

Consumer Discretionary 4.2%
Hollywood Entertainment Corp. (a)	1,550,000	15,299
J.C. Penney Co., Inc. (d)	3,836,800	135,362
Payless Shoesource, Inc. (a)	3,855,000	39,051
Take Two Interactive Software, Inc. (a)(d)	1,560,000	51,246
Thomas & Betts Corp. (a)	218,500	5,860

		246,818

Consumer Services 3.2%
BearingPoint, Inc. (a)	6,080,000	54,355
Liberty Media Corp. ‘A’ (a)	9,480,281	82,668
Liberty Media International, Inc. ‘A’ (a)	1,419,694	47,364

		184,387

Consumer Staples 4.5%
Delhaize Group Ltd. (a)	230,000	14,612
Loews Corp. - Carolina Group	2,545,263	62,028
Safeway, Inc. (a)(d)	4,817,600	93,028
Smithfield Foods, Inc. (a)	3,715,600	92,890

		262,558

Energy 1.8%
Pride International, Inc. (a)	4,026,238	79,679
YUKOS SP - ADR (a)(d)	1,644,100	26,470

		106,149

Environmental Services 1.0%
Allied Waste North America, Inc. (a)	6,500,900	57,533

Financial & Business Services 15.3%
American Equity Investment Life Holding Co. (a)	1,904,600	18,075
AmeriCredit Corp. (a)(d)	7,216,400	150,678
Apollo Investment Corp.	228,000	3,226
CIT Group, Inc.	6,421,600	240,104
Fairfax Financial Holdings Ltd. (a)(d)	203,850	25,289
Freddie Mac	700,000	45,668
J.P. Morgan Chase & Co., Inc.	4,956,800	196,934
Loews Corp.	1,137,700	66,555
Old Republic International Corp.	1,050,000	26,282
Scottish Re Group Ltd.	785,000	16,618
The PMI Group, Inc.	760,000	30,841
UnumProvident Corp. (d)	4,493,140	70,497

		890,767

Healthcare 1.8%
Conseco, Inc. (a)	1,239,500	21,890
Health Net, Inc. (a)	70,000	1,730
Tenet Healthcare Corp. (a)	7,375,000	79,576

		103,196

Materials & Processing 17.9%
Abitibi-Consolidated, Inc.	12,967,800	81,462
Alcan, Inc. (d)	2,340,000	111,852
Bombardier, Inc. ‘B’	20,850,800	47,944
Bowater, Inc.	4,803,900	183,461
Crompton Corp.	6,761,385	64,166
Eastman Chemical Co.	110,000	5,231
FMC Corp. (a)	1,431,300	69,518
IMC Global, Inc. (a)	2,911,700	50,634
Imperial Chemical Industries PLC	5,450,000	20,809
Imperial Chemical Industries PLC SP - ADR	1,030,000	15,862
Lyondell Chemical Co.	5,773,300	129,668
Millennium Chemicals, Inc. (a)	2,401,700	50,940
Olin Corp.	3,738,000	74,760
Smurfit-Stone Container Corp. (a)	1,065,000	20,629
Solutia, Inc. (a)(d)	2,897,000	753
Tembec, Inc. (a)	5,468,900	36,083
Timken Co.	3,287,700	80,943

		1,044,715

Technology 15.4%
AES Corp. (a)	3,566,600	35,630
Arrow Electronics, Inc. (a)	3,048,800	68,842
Avnet, Inc. (a)	5,217,600	89,325
Electronic Data Systems Corp.	10,000	194
Kulicke & Soffa Industries, Inc. (a)	2,882,700	16,287
Maxtor Corp. (a)	120,000	624
Micron Technology, Inc. (a)	10,452,972	125,749
Reliant Energy, Inc. (a)(d)	19,268,700	179,777
Sanmina-SCI Corp. (a)	30,280,386	213,477
Solectron Corp. (a)	25,294,300	125,207
Teradyne, Inc. (a)(d)	3,220,600	43,156
UTStarcom, Inc. (a)(d)	200,000	3,222

		901,490

Transportation 5.9%
AMR Corp. (a)(d)	6,856,100	50,255
CSX Corp.	5,196,500	172,524
Delta Air Lines, Inc. (a)(d)	4,100,000	13,489
Swift Transportation Co., Inc. (a)	6,314,800	106,215

		342,483

Utilities 1.3%
Allegheny Energy, Inc. (a)(d)	4,655,500	74,302

Total Common Stocks (Cost $4,280,300)		5,075,075

EXCHANGE-TRADED FUNDS 4.2%
Index Funds 4.2%
iShares Russell 1000 Value Index Fund SP (d)	980,000	59,349
iShares S&P 500-BARRA Value Index Fund SP (d)	880,000	50,653
SPDR Trust (d)	1,180,000	131,876

Total Exchange-Traded Funds (Cost $232,904)		241,878

	Principal Amount (000s)
CORPORATE BONDS & NOTES 2.9%
Banking & Finance 2.7%
American Express Credit Corp.
1.782% due 08/19/2005 (b)(c)	$3,000	3,003
Bayerische Landesbank
1.830% due 06/24/2005 (b)(c)	1,000	1,000
CC USA, Inc.
1.825% due 07/05/2005 (b)(c)	20,000	20,023
CIT Group, Inc.
1.688% due 07/29/2005 (b)(c)	6,000	6,028
Credit Suisse First Boston
1.943% due 07/05/2005 (b)(c)	3,000	3,009
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (b)(c)	39,000	39,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (b)(c)	10,000	9,998
K2 LLC
1.750% due 09/15/2005 (b)(c)	20,000	19,987
Natexis Banques Populaires
1.724% due 06/09/2005 (b)(c)	15,000	14,995
1.955% due 08/16/2005 (b)(c)	18,000	17,995
Sigma Finance, Inc.
1.703% due 08/15/2005 (b)(c)	20,000	19,998
1.760% due 09/15/2005 (b)(c)	5,000	4,999

		160,035

Industrials 0.2%
Micron Technology, Inc.
2.500% due 02/01/2010 (d)	9,320	11,277

Total Corporate Bonds & Notes (Cost $169,355)		171,312

SHORT-TERM INSTRUMENTS 12.9%
Commercial Paper 2.0%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	80,000	79,887
1.823% due 10/20/2004 (c)	30,000	29,958
Thames Asset Global Securitization
1.792% due 10/15/2004 (c)	4,940	4,934

		114,779

Master Notes 2.1%
Bear Stearns Cos., Inc.	85,000	85,000
Merrill Lynch & Co., Inc.	36,616	36,616

		121,616

Repurchase Agreement 8.6%
State Street Bank
1.400% due 10/01/2004	505,136	505,136

(Dated 09/30/2004. Collateralized by Fannie Mae 6.000% due 12/15/2005 valued at $48,961; 5.500% due 02/15/2006 valued at $97,929; 5.000% due 01/15/2007 valued at $97,925; 2.750% due 08/11/2006 valued at $97,924; 1.520% due 07/22/2005 valued at $24,483; 2.625% due 01/19/2007 valued at $24,483 and Federal Farm Credit Bank 1.970% due 10/20/2004 valued at $48,967 and Freddie Mac 2.070% due 08/26/2005 valued at $24,484; 2.300% due 11/17/2005 valued at $24,485 and Federal Home Bank 1.435% due 06/03/2005 valued at $24,484; 1.958% due 03/05/2018 valued at $1,163. Repurchase proceeds are $505,156.)

Time Deposits 0.2%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	10,938	10,937
Total Short-Term Instruments (Cost $752,521)		752,468

Total Investments 107.0% (Cost $5,435,080)		$6,240,733

Other Assets and Liabilities (Net) (7.0)%		(409,484)

Net Assets 100.0%		$5,831,249

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $390,761; cash collateral of $407,124 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

PEA Target Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.1%
Capital Goods 6.2%
Brunswick Corp.	225,000	$10,296
Cooper Industries Ltd. ‘A’	140,000	8,260
ITT Industries, Inc.	140,000	11,199
Terex Corp.	285,000	12,369
Zebra Technologies Corp. ‘A’ (b)	200,000	12,202

		54,326

Consumer Discretionary 12.6%
Best Buy Co., Inc.	160,000	8,678
Chico’s FAS, Inc. (b)(d)	125,000	4,275
Coach, Inc. (b)	270,000	11,453
Ecolab, Inc.	350,000	11,004
Harman International Industries, Inc.	130,000	14,007
Masco Corp.	250,000	8,632
MGM Mirage, Inc. (b)	200,000	9,930
Michaels Stores, Inc. (d)	215,000	12,730
PETsMART, Inc.	350,000	9,936
Polaris Industries, Inc. (d)	185,000	10,327
Station Casinos, Inc.	50,000	2,452
Tempur-Pedic International, Inc. (b)	500,000	7,495

		110,919

Consumer Services 7.4%
Applebee’s International, Inc.	300,000	7,584
Corporate Executive Board Co.	200,000	12,248
Hewitt Associates, Inc. ‘A’ (b)	170,000	4,498
Manpower, Inc.	200,000	8,898
Royal Caribbean Cruises Ltd. (d)	250,000	10,900
Starwood Hotels & Resorts Worldwide, Inc. ‘B’	215,000	9,980
XM Satellite Radio Holdings, Inc. ‘A’ (b)(d)	350,000	10,857

		64,965

Consumer Staples 2.2%
CDW Corp.	150,000	8,704
Cott Corp. (b)	75,000	2,163
Whole Foods Market, Inc. (d)	100,000	8,579

		19,446

Energy 4.0%
BJ Services Co. (d)	125,000	6,551
Chesapeake Energy Corp.	300,000	4,749
Murphy Oil Corp.	175,000	15,185
Nabors Industries Ltd. (b)	100,000	4,735
Transocean, Inc. (b)	100,000	3,578

		34,798

Financial & Business Services 14.2%
Alliance Data Systems Corp. (b)	225,000	9,126
Ameritrade Holding Corp. (b)	500,000	6,005
CIT Group, Inc.	290,000	10,843
Cullen-Frost Bankers, Inc. (d)	200,000	9,294
Doral Financial Corp.	340,000	14,100
Eaton Vance Corp.	270,000	10,905
Everest Reinsurance Group Ltd.	120,000	8,920
Fiserv, Inc. (b)	250,000	8,715
Lamar Advertising Co. ‘A’ (b)	250,000	10,402
Legg Mason, Inc.	150,000	7,990
MGIC Investment Corp.	65,000	4,326
National Financial Partners Corp.	175,000	6,261
SEI Investments Co.	300,000	10,104
Zions Bancorporation	125,000	7,630

		124,621

Healthcare 21.4%
Advanced Medical Optics, Inc. (b)	250,000	9,892
Covance, Inc. (b)	175,000	6,995
Express Scripts, Inc. (b)	125,000	8,167
Fisher Scientific International, Inc. (d)	200,000	11,666
Gen-Probe, Inc. (b)	200,000	7,974
Gilead Sciences, Inc. (b)(d)	300,000	11,214
Inamed Corp. (b)	225,000	10,726
Invitrogen Corp. (b)	175,000	9,623
Martek Biosciences Corp. (b)	200,000	9,728
Medicis Pharmaceutical Corp. ‘A’	325,000	12,688
MGI Pharma, Inc. (b)(d)	250,000	6,672
PacifiCare Health Systems, Inc. (b)	250,000	9,175
Quest Diagnostics, Inc.	100,000	8,822
Renal Care Group, Inc. (b)	250,000	8,058
St. Jude Medical, Inc.	160,000	12,043
Varian Medical Systems, Inc. (d)	500,000	17,285
Waters Corp. (b)	250,000	11,025
Wright Medical Group, Inc. (b)	250,000	6,280
Zimmer Holdings, Inc. (b)	120,000	9,485

		187,518

Technology 25.4%
Affiliated Computer Services, Inc. ‘A’ (b)	215,000	11,969
Agere Systems, Inc. ‘A’ (b)	4,750,000	4,988
Altera Corp. (b)(d)	245,000	4,795
Arris Group, Inc. (b)	900,000	4,698
Avaya, Inc. (b)	600,000	8,364
Broadcom Corp. ‘A’ (b)	160,000	4,366
Brocade Communications Systems, Inc. (b)	1,394,100	7,877
Citrix Systems, Inc. (b)	180,000	3,154
Comverse Technology, Inc. (b)	500,000	9,415
Diebold, Inc.	135,000	6,305
DST Systems, Inc. (b)	120,000	5,336
Dun & Bradstreet Corp. (b)	200,000	11,740
Extreme Networks, Inc. (b)	1,800,000	8,010
Getty Images, Inc. (b)	175,000	9,678
Honeywell International, Inc.	200,000	7,172
Integrated Circuit Systems, Inc. (b)	275,000	5,913
InterActive Corp. (b)(d)	285,000	6,276
International Game Technology	325,000	11,684
Juniper Networks, Inc. (b)	325,000	7,670
KLA-Tencor Corp. (b)	60,000	2,489
Lexmark International, Inc. ‘A’ (b)	130,000	10,921
Marvell Technology Group Ltd. (b)	460,000	12,020
Maxim Integrated Products, Inc.	110,000	4,652
Mercury Interactive Corp. (b)	375,000	13,080
Microchip Technology, Inc. (d)	230,000	6,173
National Semiconductor Corp.	210,000	3,253
Novellus Systems, Inc. (b)	160,000	4,254
Rockwell Automation, Inc.	125,000	4,838
Storage Technology Corp. (b)	185,000	4,673
Symantec Corp. (b)	85,000	4,665
Trimble Navigation Ltd. (b)	320,000	10,112
VERITAS Software Corp. (b)	145,000	2,581

		223,121

Transportation 3.7%
CSX Corp.	120,000	3,984
Expeditors International Washington, Inc. (d)	200,000	10,340
Sirva, Inc. (b)	498,500	11,416
Teekay Shipping Corp.	150,000	6,464

		32,204

Total Common Stocks (Cost $711,431)		851,918

	Principal Amount (000s)
CORPORATE BONDS & NOTES 2.3%
Banking & Finance 2.3%
Bayerische Landesbank
1.830% due 06/24/2005 (a)(c)	$1,000	1,000
CC USA, Inc.
1.826% due 07/05/2005 (a)(c)	5,000	5,006
CIT Group, Inc.
1.688% due 07/29/2005 (a)(c)	5,000	5,023
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (a)(c)	2,000	2,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (a)(c)	1,000	1,000
Natexis Banques Populaires
1.724% due 06/09/2005 (a)(c)	5,000	4,998
1.955% due 08/16/2005 (a)(c)	1,000	1,000

Total Corporate Bonds & Notes (Cost $20,020)		20,027

SHORT-TERM INSTRUMENTS 9.0%
Commercial Paper 2.3%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	10,000	9,986
1.823% due 10/20/2004 (c)	10,000	9,986

		19,972

Master Notes 3.1%
Bear Stearns Cos., Inc.	7,000	7,000
Merrill Lynch & Co., Inc.	20,199	20,199

		27,199

Repurchase Agreement 1.8%
State Street Bank
1.400% due 10/01/2004	15,681	15,681
(Dated 09/30/2004. Collateralized by Fannie Mae 7.250% due 01/15/2010 valued at $15,999. Repurchase proceeds are $15,682.)

Time Deposits 1.8%
Danske Bank A/S
1.875% due 10/01/2004 (c)	8,000	8,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	8,310	8,310

		16,310

Total Short-Term Instruments (Cost $79,171)		79,162

Total Investments 108.4% (Cost $810,622)		$951,107

Other Assets and Liabilities (Net) (8.4)%		(73,374)

Net Assets 100.0%		$877,733

Notes to Schedule of Investments

(amounts in thousands):

(a) Variable rate security.

(b) Non-income producing security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $80,845; cash collateral of $83,460 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

PEA Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 85.6%
Aerospace 3.3%
Boeing Co. (d)	1,936,800	$99,978

Capital Goods 8.6%
ABB Ltd. (b)	7,200,000	43,966
General Electric Co.	3,300,800	110,841
Navistar International Corp. (b)	850,300	31,623
Tyco International Ltd. (d)	2,442,100	74,875

		261,305

Communications 3.9%
AT&T Wireless Services, Inc. (b)(d)	4,765,400	70,433
Nextel Communications, Inc. ‘A’ (b)	1,880,000	44,819
Nokia Corp. SP - ADR	150,000	2,058

		117,310

Consumer Discretionary 2.1%
J.C. Penney Co., Inc. (d)	1,779,100	62,767

Consumer Services 4.5%
Liberty Media Corp. ‘A’ (b)	15,327,599	133,657
Time Warner, Inc. (b)	120,000	1,937

		135,594

Consumer Staples 7.8%
Altria Group, Inc.	3,015,000	141,826
Safeway, Inc. (b)(d)	4,602,600	88,876
Sara Lee Corp.	230,000	5,258

		235,960

Energy 0.6%
Royal Dutch Petroleum Co.	30,000	1,548
YUKOS SP - ADR (d)	1,030,400	16,589

		18,137

Financial & Business Services 26.8%
Bank of America Corp.	2,882,214	124,886
CIGNA Corp.	205,000	14,274
Citigroup, Inc.	3,060,000	135,007
Fannie Mae	2,309,700	146,435
Freddie Mac	2,188,600	142,784
J.P. Morgan Chase & Co., Inc.	3,373,200	134,017
Lehman Brothers Holdings, Inc.	130,000	10,364
Merrill Lynch & Co., Inc.	1,750,000	87,010
Prudential Financial, Inc.	230,000	10,819
St. Paul Travelers Co., Inc.	170,583	5,639

		811,235

Healthcare 5.2%
Bristol-Myers Squibb Co.	50,000	1,183
Genworth Financial, Inc. ‘A’ (b)	1,724,200	40,174
HCA, Inc.	20,000	763
Merck & Co., Inc.	610,000	20,130
Schering-Plough Corp. (d)	5,057,300	96,392

		158,642

Materials & Processing 8.1%
Alcan, Inc. (d)	3,448,716	164,849
Dow Chemical Co. (d)	695,000	31,400
International Paper Co.	60,000	2,425
Waste Management, Inc.	1,640,000	44,838

		243,512

Technology 14.3%
Electronic Data Systems Corp.	1,480,000	28,697
Hewlett-Packard Co.	6,358,000	119,212
Honeywell International, Inc.	2,590,000	92,877
Micron Technology, Inc. (b)	5,139,077	61,823
Sanmina-SCI Corp. (b)	8,628,500	60,831
Sony Corp. (b)	1,437,700	49,290
Teradyne, Inc. (b)	1,400,900	18,772

		431,502

Utilities 0.4%
Korea Electric Power Corp. SP - ADR (d)	1,241,000	13,093
Korea Electric Power Corp. (b)(d)	500	9

		13,102

Total Common Stocks (Cost $2,417,236)		2,589,044

EXCHANGE-TRADED FUNDS 3.0%
Index Funds 3.0%
iShares Russell 1000 Value Index Fund (d)	880,000	53,293
SPDR Trust (d)	327,000	36,545

Total Exchange-Traded Funds (Cost $78,480)		89,838

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.2%
Industrials 0.2%
Tyco International Group S.A.
2.750% due 01/15/2018	$3,000	4,219
3.125% due 01/15/2023	1,500	2,254

Total Convertible Bonds & Notes (Cost $4,500)		6,473

CORPORATE BONDS & NOTES 3.4%
Banking & Finance 3.3%
Bayerische Landesbank
1.830% due 06/24/2005 (a)(c)	1,000	1,000
CC USA, Inc.
1.825% due 07/05/2005 (a)(c)	10,000	10,011
CIT Group, Inc.
1.688% due 07/29/2005 (a)(c)	5,000	5,023
Credit Suisse First Boston
1.943% due 07/05/2005 (a)(c)	3,000	3,009
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (a)(c)	20,000	20,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (a)(c)	5,000	4,999
K2 LLC
1.750% due 09/15/2005 (a)(c)	15,000	14,990
Natexis Banques Populaires
1.724% due 06/09/2005 (a)(c)	10,000	9,997
1.955% due 08/16/2005 (a)(c)	10,000	9,997
Sigma Finance, Inc.
1.703% due 08/15/2005 (a)(c)	20,000	19,998

		99,024

Industrials 0.1%
Micron Technology, Inc.
2.500% due 02/01/2010	2,760	3,340

Total Corporate Bonds & Notes (Cost $101,785)		102,364

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.9%
Commercial Paper 0.7%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	10,000	9,986
1.823% due 10/20/2004 (c)	10,000	9,986

		19,972

Master Notes 1.1%
Bear Stearns Cos., Inc.	2,000	2,000
Merrill Lynch & Co., Inc.	30,131	30,131

		32,131

Repurchase Agreement 11.0%
State Street Bank
1.400% due 10/01/2004	334,712	334,712

(Dated 09/30/2004. Collateralized by Freddie Mac 1.875% due 02/15/2006 valued at $97,922; 2.875% due 05/15/2007 valued at $97,929 and Fannie Mae 4.000% due 07/15/2005 valued at $97,939; 6.000% due 12/15/2005 valued at $47,647. Repurchase proceeds are $334,725.)

Time Deposits 0.1%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	4,402	4,402

Total Short-Term Instruments (Cost $391,226)		391,217

Total Investments 105.1% (Cost $2,993,227)		$3,178,936

Other Assets and Liabilities (Net) (5.1)%		(152,843)

Net Assets 100.0%		$3,026,093

Notes to Schedule of Investments

(amounts in thousands):

(a) Variable rate security.

(b) Non-income producing security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $151,156; cash collateral of $155,523 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

RCM Biotechnology Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.4%
Healthcare 96.4%
Abgenix, Inc. (b)	475,000	$4,684
Actelion Ltd. (b)	15,000	1,541
Adolor Corp. (b)	350,000	3,938
Affymetrix, Inc. (b)(d)	175,000	5,374
Alexion Pharmaceuticals, Inc. (b)	143,050	2,575
Alkermes, Inc. (b)	340,000	3,924
Amgen, Inc. (b)	454,000	25,733
Amylin Pharmaceuticals, Inc. (b)	220,000	4,514
AtheroGenics, Inc. (b)(d)	202,100	6,659
AVANIR Pharmaceuticals ‘A’ (b)	375,000	1,065
Biogen Idec, Inc. (b)(d)	401,000	24,529
Celgene Corp. (b)	173,000	10,074
Cephalon, Inc. (b)(d)	78,000	3,736
Chiron Corp. (b)	194,000	8,575
Corgentech, Inc. (b)(d)	95,000	1,622
Cytokinetics, Inc. (b)	155,900	2,073
Elan Corp. PLC SP - ADR (b)(d)	148,000	3,463
Encysive Pharmaceuticals, Inc. (b)	475,000	4,289
Exelixis, Inc. (b)	425,000	3,426
Eyetech Pharmaceuticals, Inc. (b)(d)	100,000	3,399
Genentech, Inc. (b)(d)	273,176	14,320
Genzyme Corp. (b)(d)	303,000	16,486
Gilead Sciences, Inc. (b)	854,000	31,923
Human Genome Sciences, Inc. (b)	543,000	5,924
Idenix Pharmaceuticals, Inc. (b)	54,850	878
ImClone Systems, Inc. (b)(d)	57,000	3,012
Impax Laboratories, Inc. (b)	104,000	1,597
Incyte Corp. (b)(d)	307,000	2,956
Invitrogen Corp. (b)	77,000	4,234
IVAX Corp. (b)	93,750	1,795
La Jolla Pharmaceutical Co. (b)	250,000	763
MedImmune, Inc. (b)	300,400	7,119
MGI Pharma, Inc. (b)	135,000	3,603
Millennium Pharmaceuticals, Inc. (b)	515,000	7,061
Nektar Therapeutics, Inc. (b)	456,073	6,604
Neurocrine Biosciences, Inc. (b)(d)	96,500	4,551
NPS Pharmaceuticals, Inc. (b)(d)	180,000	3,920
Onyx Pharmaceuticals, Inc. (b)	90,000	3,871
OSI Pharmaceuticals, Inc. (b)(d)	131,000	8,051
Pharmion Corp. (b)(d)	138,000	7,134
Progenics Pharmaceuticals, Inc. (b)	157,000	2,300
Protein Design Labs, Inc. (b)(d)	354,000	6,931
QLT, Inc. (b)(d)	315,000	5,245
Rigel Pharmaceuticals, Inc. (b)(d)	204,000	5,161
Sepracor, Inc. (b)(d)	85,600	4,176
Tanox, Inc. (b)	225,000	3,796
Telik, Inc. (b)	380,000	8,474
Teva Pharmaceutical Industries Ltd. SP - ADR (d)	236,400	6,135
The Medicines Co. (b)	316,000	7,628
Transkaryotic Therapies, Inc. (b)	131,900	2,339
United Therapeutics Corp. (b)(d)	153,000	5,344
Vaxgen, Inc. (b)(d)	437,700	5,843
Vicuron Pharmaceuticals, Inc. (b)	439,000	6,445

Total Common Stocks (Cost $300,591)		330,812

	Principal Amount (000s)
CORPORATE BONDS & NOTES 6.7%
Bayeriche Landesbank Girozentrale
1.830% due 06/24/2005 (a)(c)	$1,000	1,000
CC USA, Inc.
1.825% due 07/05/2005 (a)(c)	10,000	10,012
CIT Group, Inc.
1.688% due 07/29/2005 (a)(c)	2,000	2,009
Credit Suisse First Boston
1.943% due 07/05/2005 (a)(c)	2,000	2,006
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (a)(c)	2,000	2,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (a)(c)	1,000	1,000
Natexis Banques Populaires
1.724% due 06/09/2005 (a)(c)	2,000	1,999
1.955% due 08/16/2005 (a)(c)	3,000	2,999

Total Corporate Bonds & Notes (Cost $23,020)		23,025

SHORT-TERM INSTRUMENTS 25.7%
Commercial Paper 5.0%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	17,000	16,976

Master Notes 8.0%
Bear Stearns Cos., Inc.	17,000	17,000
Merrill Lynch & Co., Inc.	10,435	10,435

		27,435

Repurchase Agreement 3.9%
State Street Bank
1.400% due 10/01/2004	13,300	13,300
(Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.500% due 05/13/2005 valued at $13,570. Repurchase proceeds are $13,301.)

Time Deposits 8.8%
Fortis Funding LLC
1.900% due 10/01/2004 (c)	17,500	17,500
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	4,801	4,801
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (c)	8,000	8,000

		30,301

Total Short-Term Instruments (Cost $88,020)		88,012

Total Investments (e) 128.8% (Cost $411,631)		$441,849

Other Assets and Liabilities (Net) (28.8)%		(98,788)

Net Assets 100.0%		$343,061

Notes to Schedule of Investments

(amounts in thousands):

(a) Variable rate security.

(b) Non-income producing security.

( c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $94,223; cash collateral of $97,681 was received with which the Fund purchased securities.

(e) Securities with an aggregate value of $1,541, which represents 0.45% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

RCM Europe Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.7%
Belgium 2.5%
Fortis, Inc. (a)	800	$19
Interbrew S.A. (a)	1,710	57

		76

Denmark 0.7%
ISS International Ltd. (a)	400	21

Finland 1.8%
Nokia Corp. (a)	4,080	56

France 10.4%
Alcatel Telecommunications S.A. (a)	950	11
Aventis S.A.	400	34
Axa S.A. (a)	1,390	28
BNP Paribas S.A.	720	47
Dassault Systemes S.A. (a)	735	34
L’Oreal S.A.	235	15
Moet Hennessy Louis Vuitton S.A. (a)	240	16
Societe Television Francaise (a)	530	15
Suez S.A. (a)	870	19
TotalFinaElf S.A.	495	101

		320

Germany 10.1%
Adidas-Salomon AG (a)	265	37
BASF AG (a)	295	17
Deutsche Bank AG (a)	405	29
Deutsche Telekom AG (a)	1,730	32
E.On AG (a)	505	37
HeidelbergCement AG (a)	350	16
Metro AG (a)	405	18
Muenchener Rueckversicherungs - Gesellschaft AG (a)	135	13
RWE AG ‘A’ (a)	335	16
SAP AG (a)	270	42
Siemens AG (a)	730	54

		311

Ireland 1.7%
Bank of Ireland	2,410	33
CRH PLC	860	20

		53

Italy 6.0%
Assicurazioni Generali SpA (a)	600	17
Banca Intesa SpA	10,409	40
Eni SpA	2,210	50
Telecom Italia SpA (a)	14,600	45
Unicredito Italiano SpA	6,300	32

		184

Luxembourg 1.0%
Arcelor S.A.	1,670	31

Netherlands 7.7%
ABN AMRO Holdings NV (a)	1,360	31
Akzo Nobel NV (a)	405	14
European Aeronautic Defence and Space Co. (a)	760	20
ING Groep NV	2,300	58
Koninklijke Numico NV (a)	745	24
Philips Electronics NV (a)	2,170	50
Vedior NV (a)	1,815	28
VNU NV	555	14

		239

Spain 4.4%
Banco Bilbao Vizcaya Argentaria S.A. (a)	2,540	35
Banco Santander Central Hispano S.A.	4,110	40
Endesa S.A.	985	19
Telefonica S.A. (a)	2,720	41

		135

Sweden 1.2%
Atlas Copco AB ‘A’ (a)	955	37

Switzerland 14.8%
Adecco S.A.	340	17
Credit Suisse Group	595	19
Lindt & Spruengli AG (a)	3	36
Nestle S.A.	175	40
Nobel Biocare Holding AG (a)	130	20
Novartis AG (a)	2,020	94
Roche Holdings AG - Genusschein (a)	690	72
Serono S.A. ‘B’ (a)	50	31
Swatch Group AG (a)	140	19
Swiss Reinsurance Co. (a)	225	13
UBS AG (a)	1,370	97

		458

United Kingdom 35.4%
Allied Domecq PLC	1,880	16
AstraZeneca PLC	930	38
BAA PLC (a)	1,860	19
Barclays Bank PLC	6,725	64
BG Group PLC	4,240	29
BHP Billiton PLC	1,940	20
BP PLC	13,325	127
British Sky Broadcasting Group PLC (a)	2,440	21
Compass Group PLC (a)	3,170	13
GlaxoSmithKline PLC	3,440	74
GUS PLC	1,280	21
HBOS Treasury Services PLC	2,590	35
HSBC Holdings PLC	5,950	95
InterContinental Hotels Group PLC	2,690	31
National Grid Transco PLC	2,320	20
Prudential PLC	3,170	26
Rank Group PLC	2,930	15
Reckitt Benckiser PLC	615	15
Rio Tinto Ltd.	1,200	32
Royal Bank of Scotland PLC	2,780	80
Shell Transport & Trading Co., PLC	13,425	99
Smith & Nephew PLC (a)	2,940	27
Tesco PLC	4,524	23
The Sage Group PLC (a)	5,600	16
Vodafone Group PLC	56,550	136

		1,092

Total Common Stocks (Cost $2,943)		3,013

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.2%
Time Deposits 2.2%
Euro Time Deposit
1.750% due 10/01/2004	$54	67

Total Short-Term Instruments (Cost $67)		67

Total Investments (b) 99.9% (Cost $3,010)		$3,080

Other Assets and Liabilities (Net) 0.1%		2

Net Assets 100.0%		$3,082

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities with an aggregate value of $2,956, which represents 95.91% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

RCM Financial Services Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.2%
Financial & Business Services 96.2%
AFLAC, Inc. (a)	2,650	104
Ameritrade Holding Corp. (a)	5,000	60
CapitalSource, Inc. (a)	2,200	49
Central Pacific Financial Corp.	1,400	39
Citigroup, Inc.	3,000	132
City National Corp.	1,100	71
Deutsche Bank AG (a)	900	65
Fannie Mae	1,450	92
Fifth Third Bancorp	2,400	118
Franklin Resources, Inc.	1,800	100
Freddie Mac	2,000	130
Goldman Sachs Group, Inc.	1,550	145
Greenhill & Co., Inc.	2,550	60
Joyo Bank Ltd.	14,000	56
M&T Bank Corp.	1,200	115
Marsh & McLennan Cos., Inc.	2,000	92
Mellon Financial Corp.	3,000	83
Merrill Lynch & Co., Inc.	2,700	134
MetLife, Inc. (a)	1,950	75
Mitsubishi Tokyo Financial Group, Inc. (a)	7	58
National Australia Bank Ltd. (a)	3,200	63
RenaissanceRe Holdings Ltd. (a)	1,100	57
Royal Bank of Scotland PLC	2,100	61
Safeco Corp.	800	37
Signature Bank & Trust (a)	2,450	66
SouthTrust Corp. (a)	1,400	58
St. Paul Travelers Co., Inc.	2,500	83
U.S. Bancorp	3,250	94
UBS AG	900	63
Unicredito Italiano SpA (a)	12,400	63
Wachovia Corp.	3,200	150
Willis Group Holdings Ltd.	3,350	125
Zions Bancorporation	1,950	119

Total Common Stocks (Cost $2,844)		2,817

SHORT-TERM INSTRUMENTS 3.7%
Repurchase Agreement 3.7%
State Street Bank
1.400% due 10/01/2004	108	108

(Dated 09/30/2004. Collateralized by Federal Home Loan Bank 2.060% due 06/16/2006 valued at $114. Repurchase proceeds are $108.)
Total Short-Term Instruments (Cost $108)		108

Total Investments (b) 99.9% (Cost $2,952)		$2,925
Other Assets and Liabilities (Net) 0.1%		2

Net Assets 100.0%		$2,927

(a)	Non-income producing security.

(b)	Securities with an aggregate value of $429, which represents 14.66% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

RCM Global Healthcare Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.5%
Healthcare 96.5%
Abbott Laboratories	222,460	$9,423
Abgenix, Inc. (b)	172,170	1,698
Aetna, Inc. (b)	35,110	3,509
Amgen, Inc. (b)	31,520	1,787
Amylin Pharmaceuticals, Inc. (b)	91,370	1,875
Anthem, Inc. (b)(d)	24,800	2,164
Baxter International, Inc. (b)	247,610	7,963
Biogen Idec, Inc. (b)(d)	62,070	3,797
C.R. Bard, Inc.	67,900	3,845
Caremark Rx, Inc. (b)	98,480	3,158
Community Health Systems, Inc. (b)	110,000	2,935
Covance, Inc. (b)	24,970	998
Eli Lilly & Co. (d)	42,200	2,534
Endo Pharmaceuticals Holdings, Inc. (b)	215,400	3,955
Fisher Scientific International, Inc. (b)	55,000	3,208
Forest Laboratories, Inc. (b)	21,480	966
Gilead Sciences, Inc. (b)	44,300	1,656
GlaxoSmithKline PLC	414,370	8,940
Guidant Corp.	72,810	4,808
Impax Laboratories, Inc. (b)	110,620	1,699
IVAX Corp. (b)(d)	287,990	5,515
Johnson & Johnson (d)	209,430	11,797
King Pharmaceuticals, Inc. (b)	76,990	919
Medtronic, Inc. (d)	151,970	7,887
Merck & Co., Inc.	102,610	3,386
Mylan Laboratories, Inc.	109,660	1,974
Nektar Therapeutics, Inc. (b)	256,900	3,720
Neurocrine Biosciences, Inc. (b)(d)	28,060	1,323
Novartis AG (b)	282,900	13,205
Pfizer, Inc.	738,520	22,599
Sanofi-Synthelabo S.A. (b)	13,960	1,016
Schering AG (b)	59,700	3,764
Schering-Plough Corp.	97,870	1,865
Teva Pharmaceutical Industries Ltd. SP - ADR (d)	210,764	5,469
UnitedHealth Group, Inc. (b)	41,140	3,034
Varian Medical Systems, Inc. (b)	163,680	5,658
Vaxgen, Inc. (b)	85,000	1,135
Vicuron Pharmaceuticals, Inc. (b)	121,240	1,780
Watson Pharmaceuticals, Inc. (b)	76,000	2,239
Wyeth	150,840	5,641
Yamanouchi Pharmaceutical Co., Ltd. (b)	108,100	3,498

Total Common Stocks (Cost $180,366)		178,342

	Principal Amount (000s)
CORPORATE BONDS & NOTES 3.8%
CC USA, Inc.
1.825% due 07/05/2005 (a)(c)	$2,000	2,002
CIT Group, Inc.
1.688% due 07/29/2005 (a)(c)	2,000	2,009
Credit Suisse First Boston
1.943% due 07/05/2005 (a)(c)	1,000	1,003
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (a)(c)	1,000	1,000
Natexis Banques Populaires
1.955% due 08/16/2005 (a)(c)	1,000	1,000

Total Corporate Bonds & Notes (Cost $7,011)		7,014

SHORT-TERM INSTRUMENTS 13.4%
Commercial Paper 2.7%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	5,000	4,993

Master Note 1.7%
Merrill Lynch & Co., Inc.	3,096	3,096
Repurchase Agreement 4.2%
State Street Bank
1.400% due 10/01/2004	7,694	7,694
(Dated 09/30/2004. Collateralized by Fannie Mae 6.000% due 12/15/2005 valued at $7,851. Repurchase proceeds are $7,694.)

Time Deposits 4.8%
Danske Bank A/S
1.875% due 10/01/2004 (c)	2,000	2,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	2,916	2,916
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (c)	4,000	4,000

		8,916

Total Short-Term Instruments (Cost $24,701)		24,699

Total Investments (e) 113.7% (Cost $212,078)		$210,055

Other Assets and Liabilities (Net) (13.7)%		(25,328)

Net Assets 100.0%		$184,727

Notes to Schedule of Investments

(amounts in thousands):

(a) Variable rate security.

(b) Non-income producing security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $23,388; cash collateral of $24,009 was received with which the Fund purchased securities.

(e) Securities with an aggregate value of $30,422, which represents 16.47% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

RCM Global Resources Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.9%
Australia 7.4%
BHP Billiton Ltd.	13,870	$144
Rio Tinto Ltd. (a)	3,630	100

		244

Barbados 1.0%
Nabors Industries Ltd. (a)	680	32

Canada 12.5%
Alcan, Inc.	2,180	104
Barrick Gold Corp. (a)	1,520	32
Canadian Natural Resources Ltd.	1,010	40
Inco Ltd. (a)	880	34
Placer Dome, Inc.	1,800	36
Suncor Energy, Inc.	2,970	95
Ultra Petroleum Corp. (a)	1,400	69

		410

Finland 1.9%
UPM-Kymmene Oyj (a)	3,170	61

France 4.5%
TotalFinaElf S.A. (a)	730	149

Germany 2.0%
BASF AG (a)	1,120	66

Ireland 1.0%
CRH PLC (a)	1,320	31

Italy 2.1%
Eni SpA (a)	3,030	68

Japan 1.0%
JFE Holdings, Inc. (a)	1,200	34

Luxembourg 2.0%
Arcelor S.A. (a)	3,590	67

Netherlands 1.4%
Royal Dutch Petroleum Co.	880	45

Switzerland 3.8%
Holcim Ltd. (a)	1,110	59
Syngenta AG (a)	690	66

		125

United Kingdom 11.6%
BG Group PLC	9,770	66
BP PLC	25,150	240
Xstrata PLC (a)	4,500	74

		380

United States 46.7%
Alcoa, Inc.	850	29
Apache Corp.	1,380	69
Arch Coal, Inc.	820	29
BJ Services Co.	990	52
Burlington Resources, Inc.	830	34
ChevronTexaco Corp.	1,720	92
ConocoPhillips	390	32
Consol Energy, Inc. (a)	510	18
Dow Chemical Co.	2,170	98
Ecolab, Inc.	950	30
EOG Resources, Inc.	1,080	71
Exxon Mobil Corp.	8,000	387
Freeport-McMoran Copper & Gold, Inc. ‘B’	900	36
International Paper Co.	1,340	54
Noble Corp.	2,070	93
Phelps Dodge Corp. (a)	390	36
Schlumberger Ltd.	1,890	127
Smith International, Inc. (a)	1,360	83
Transocean, Inc. (a)	960	34
Valero Energy Corp. (a)	370	30
Weatherford International, Inc. (a)	670	34
XTO Energy, Inc.	2,010	65

		1,533

Total Common Stocks (Cost $2,949)		3,245

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.1%
Repurchase Agreement 1.1%
State Street Bank
1.400% due 10/01/2004	$37	37
(Dated 09/30/2004. Collateralized by Fannie Mae 1.750% due 03/30/2006 valued at $40. Repurchase proceeds are $37.)

Total Short-Term Instruments (Cost $37)		37

Total Investments (b) 100.0% (Cost $2,986)		$3,282

Other Assets and Liabilities (Net) 0.0%		1

Net Assets 100.0%		$3,283

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities with an aggregate value of $1,238, which represents 37.71% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.0%
Australia 1.5%
Ansell Ltd.	60,000	$385
John Fairfax Holdings Ltd.	90,000	243
Wayne Group Ltd.	65,000	186

		814

Austria 0.5%
Flughafen Wien AG (a)	4,500	274

Belgium 0.6%
Option International NV (a)	13,500	324

Brazil 0.6%
Telesp Celular Particapacoes S.A. SP - ADR (a)	50,000	309

Canada 3.7%
PetroKazakhstan, Inc. ‘A’	14,000	480
Telesystem International Wireless, Inc. (a)	40,000	378
Ultra Petroleum Corp. (a)	22,800	1,118

		1,976

China 0.9%
Tong Ren Tang Technologies Co., Ltd. ‘H’ (a)	80,000	174
Weiqiao Textile Co. (a)	200,000	326

		500

Denmark 0.7%
GN Store Nord (a)	500	5
Jyske Bank (a)	5,500	358

		363

Finland 0.9%
TietoEnator Oyj (a)	17,500	508

France 1.4%
Acadomia Group (a)	12,000	730

Germany 3.4%
GPC Biotech AG (a)	12,500	169
Grenke Leasing AG (a)	16,000	636
Leoni AG (a)	4,500	256
Software AG (a)	16,500	543
Technotrans AG (a)	12,500	197

		1,801

Hong Kong 1.4%
Hysan Development Co.	200,000	354
International Bank of Asia (a)	1,000,000	392

		746

Indonesia 0.6%
PT Bank Rakyat Indonesia Tbk.	1,500,000	337

Italy 4.1%
Caltagirone Editore SpA (a)	45,000	368
Cassa di Risparmio di Firenze (a)	220,000	404
Davide Campari Milano SpA (a)	8,000	403
Hera SpA (a)	190,000	485
Meta Modena SpA (a)	100,000	319
Societa’ Cattolica di Assicurazioni S.c.r.l. (a)	5,500	217

		2,196

Japan 12.2%
Arrk Corp. (a)	13,600	506
CKD Corp.	60,000	324
Daifuku Co. (a)	70,000	384
GOLDCREST Co., Ltd.	4,000	234
Itoham Foods, Inc. (a)	50,000	248
Japan Asia Investment Co. (a)	60,000	223
Japan Denzai Co., Ltd.	45,000	345
Japan Securities Finance Co. (a)	45,000	259
Kadokawa Holdings, Inc. (a)	12,700	465
Moshi Moshi Hotline, Inc.	5,000	375
Musashi Seimitsu Industry Co., Ltd.	16,000	328
Nichias Corp.	110,000	408
Okinawa Cellular Telephone Co.	84	359
Ricoh Leasing Co.	22,400	538
Round One Corp.	150	320
Ryohin Keikaku Co., Ltd.	12,600	544
Sumitomo Titanium Corp. (a)	8,550	310
USS Co., Ltd.	4,000	302

		6,472

Mexico 0.7%
Consorcio ARA, S.A. de C.V. (a)	130,000	371

Netherlands 2.5%
Brunel International NV (a)	41,000	344
Nutreco Holding NV	9,000	282
Stork NV (a)	12,500	300
Vedior NV (a)	25,000	388

		1,314

Philippines 1.4%
Philippine Long Distance Telephone Co. SP - ADR (a)(c)	29,000	726

Singapore 1.8%
Hyflux Ltd. (a)	380,000	366
Singapore Exchange Ltd.	565,000	594

		960

Spain 1.4%
Banco Pastor S.A.	12,500	381
Cortefiel S.A.	30,000	348

		729

Sweden 0.8%
Getinge AB ‘B’ (a)	35,000	427

Switzerland 2.8%
Georg Fischer AG (a)	1,250	312
Jelmoli Holding AG (a)	250	313
Lindt & Spruengli AG (a)	38	454
Sig Holding AG (a)	2,250	405

		1,484

Thailand 0.6%
Bank of Ayudhya Public Co., Ltd. (a)	1,220,000	309

United Kingdom 6.0%
Alizyme PLC (a)	65,000	150
Balfour Beatty PLC	91,123	459
Body Shop International PLC (a)	70,000	215
Dawson Holdings PLC (a)	65,000	178
ICAP PLC	45,000	180
Laird Group PLC (a)	70,000	455
Northgate PLC	30,000	380
Paladin Resources PLC	150,000	412
Punch Taverns PLC	55,000	503
Stanley Leisure PLC	35,000	265

		3,197

United States 46.5%
Affiliated Managers Group, Inc. (a)	13,800	739
Airgas, Inc.	11,000	265
Alliance Data Systems Corp. (a)	11,400	462
aQuantive, Inc. (a)	25,000	241
Arch Coal, Inc.	11,000	390
Ask Jeeves, Inc. (a)	9,800	321
Bowne & Co., Inc.	29,100	378
Bucyrus International, Inc. ‘A’ (a)	10,800	363
Cash America International, Inc.	24,500	599
Central European Distribution Corp. (a)	22,500	503
Central European Media Enterprises Ltd. ‘A’ (a)	18,000	510
Cogent, Inc. (a)	6,100	111
Commercial Capital BanCorp., Inc.	27,500	624
Cooper Cos., Inc.	6,350	435
Corrections Corp. of America (a)	15,000	530
Cytyc Corp. (a)	15,000	362
Eyetech Pharmaceuticals, Inc. (a)	4,800	163
FormFactor, Inc. (a)	13,500	261
Fossil, Inc. (a)	10,000	309
General Communication, Inc. ‘A’ (a)	45,000	407
Gen-Probe, Inc. (a)	10,500	419
Global Imaging Systems, Inc. (a)	10,000	311
Gol Linhas Aereas Inteligentes S.A. SP - ADR (a)	22,500	457
GrafTech International Ltd. (a)	45,000	628
Gray Television, Inc.	11,000	282
Greenfield Online, Inc. (a)	8,000	162
Grey Wolf, Inc. (a)	95,000	465
Heidrick & Struggles International, Inc. (a)	16,000	461
Hibbett Sporting Goods, Inc. (a)	10,500	215
Hot Topic, Inc. (a)	15,000	256
Hyperion Solutions Corp. (a)	5,000	170
Indonesian Satellite Corp. Tbk. PT SP - ADR	16,500	396
Intergraph Corp. (a)	13,900	378
Ionatron, Inc. (a)	30,500	244
Jackson Hewitt Tax Service, Inc.	22,500	455
Jarden Corp. (a)	15,500	566
Jones Lang LaSalle, Inc. (a)	18,600	614
Kellwood Co.	10,000	364
Kindred Healthcare, Inc. (a)	16,100	393
Marvel Enterprises, Inc. (a)	25,000	364
National-Oilwell, Inc. (a)	14,500	476
Nektar Therapeutics, Inc. (a)	25,000	362
OSI Pharmaceuticals, Inc. (a)	3,850	237
PalmOne, Inc. (a)(c)	8,000	244
PF Chang’s China Bistro, Inc. (a)	6,900	335
Photon Dynamics, Inc. (a)	6,500	132
RalCorp. Holdings, Inc. (a)	11,000	397
Redwood Trust, Inc.	9,200	574
Regis Corp.	13,000	523
Renal Care Group, Inc. (a)	11,000	355
Rudolph Technologies, Inc. (a)	10,000	167
Salix Pharmaceuticals Ltd. (a)	13,600	293
Signature Bank & Trust (a)	20,000	535
Sonic Corp. (a)	18,600	477
Spherion Corp. (a)	44,000	344
Stericycle, Inc. (a)	6,000	275
The Cheesecake Factory, Inc. (a)	12,000	521
TIBCO Software, Inc. (a)	27,500	234
United Natural Foods, Inc. (a)	20,800	553
UNOVA, Inc. (a)	15,000	211
VCA Antech, Inc. (a)	32,800	677
Westcorp, Inc.	10,000	425
Western Wireless Corp. ‘A’ (a)	18,500	476
Wintrust Financial Corp.	6,200	355

		24,751

Total Common Stocks (Cost $42,969)		51,618

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.2%
Repurchase Agreement 2.8%
State Street Bank
1.400% due 10/01/2004	$1,464	1,464

(Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $1,495. Repurchase proceeds are $1,464.)
Time Deposits 7.4%
Danske Corp.
1.875% due 10/01/2004 (d)	2,000	2,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (d)	1,679	1,679
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (d)	279	279

		3,958

Total Short-Term Instruments (Cost $5,422)		5,422

Total Investments (b) 107.2% (Cost $48,391)		$57,040

Other Assets and Liabilities (Net) (7.2)%		(3,833)

Net Assets 100.0%		$53,207

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities with an aggregate value of $20,517, which represents 38.56% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

(c) Portion of securities on loan with an aggregate market value of $3,817; cash collateral of $3,955 was received with which the Fund purchased securities.

(d) Securities purchased with the cash proceeds from securities on loans.

See accompanying notes

Schedule of Investments

RCM Global Technology Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 92.7%
Aerospace 1.5%
Goodrich Corp. (a)	75,750	$2,376
United Technologies Corp. (a)	50,720	4,736

		7,112

Capital Goods 4.1%
Tyco International Ltd. (f)	558,160	17,113
Weatherford International, Inc. (a)	60,000	3,061

		20,174

Communications 1.1%
Nextel Partners, Inc. ‘A’ (a)	329,660	5,466

Consumer Services 3.3%
eBay, Inc. (a)(f)	176,710	16,247

Energy 1.9%
BJ Services Co. (a)	38,020	1,993
Cooper Cameron Corp. (a)	40,760	2,235
Schlumberger Ltd. (a)	36,590	2,463
Smith International, Inc. (a)	40,530	2,461

		9,152

Financial & Business Services 1.9%
Fiserv, Inc. (a)	172,510	6,014
Merrill Lynch Call Warrant (Infosys Technologies Ltd.) (a)(b)	22,800	3,368

		9,382

Healthcare 8.0%
Amylin Pharmaceuticals, Inc. (a)	119,540	2,453
Endo Pharmaceuticals Holdings, Inc. (a)	108,570	1,993
Gilead Sciences, Inc. (a)	26,430	988
Guidant Corp. (a)	76,290	5,038
IVAX Corp. (a)	316,400	6,059
Johnson & Johnson	252,930	14,248
Nektar Therapeutics, Inc. (a)	379,930	5,501
Vicuron Pharmaceuticals, Inc. (a)	168,700	2,477

		38,757

Technology 70.9%
Agilent Technologies, Inc. (a)	324,950	7,009
Apple Computer, Inc. (a)	425,990	16,507
Autodesk, Inc.	320,920	15,606
Avaya, Inc. (a)	266,500	3,715
Citrix Systems, Inc. (a)	329,610	5,775
Cognizant Technology Solutions Corp. ‘A’ (a)	200,990	6,132
Comverse Technology, Inc. (a)	1,027,770	19,353
Dell, Inc. (a)	545,720	19,428
Google, Inc. ‘A’ (a)(f)	65,110	8,438
Greenfield Online, Inc. (a)	164,980	3,351
Honeywell International, Inc.	154,860	5,553
Infospace, Inc. (a)	53,600	2,540
Input/Output, Inc. (a)	607,120	6,259
Intergraph Corp. (a)	383,140	10,410
Juniper Networks, Inc. (a)	451,680	10,660
Marvell Technology Group Ltd. (a)(f)	872,520	22,799
McAfee, Inc. (a)	470,900	9,465
Mercury Interactive Corp. (a)	157,440	5,491
MicroStrategy, Inc. ‘A’ (a)	40,700	1,672
NCR Corp. (a)	485,020	24,052
Netease.com, Inc. SP - ADR (a)(f)	250,830	9,514
QUALCOMM, Inc.	196,338	7,665
Red Hat, Inc. (a)	361,100	4,420
Research In Motion Ltd. (a)(f)	269,370	20,564
Samsung Electronics Co., Ltd. SP - GDR	2,820	558
SAP AG SP - ADR (f)	12,580	490
Shanda Interactive Entertainment Ltd. SP - ADR (a)	424,650	10,192
Softbank Corp. (a)	41,900	1,943
Symantec Corp. (a)	427,200	23,445
Telefonaktiebolaget LM Ericsson SP - ADR (a)(f)	220,950	6,902
Texas Instruments, Inc. (a)	223,570	4,758
Trend Micro, Inc. (a)	228,500	9,831
VeriSign, Inc. (a)	284,300	5,652
Yahoo!, Inc. (a)(f)	1,003,030	34,013

		344,162

Total Common Stocks (Cost $385,345)		450,452

	# of Contracts
PURCHASED PUT OPTIONS 0.5%
PHLX Semiconductor Index
Strike @ 390.000
Exp. 11/20/2004	771	1,696
Strike @ 380.000
Exp. 11/20/2004	416	674
Total Purchased Put Options (Cost $2,502)		2,370

	Principal Amount (000s)
CORPORATE BONDS & NOTES 1.7%
Banking & Finance 1.7%
CC USA, Inc.
1.825% due 07/05/2005 (g)(h)	$2,000	2,002
CIT Group, Inc.
1.688% due 07/29/2005 (g)(h)	2,000	2,009
Goldman Sachs Group, L.P.
1.769% due 09/12/2005 (g)(h)	1,000	1,000
Natexis Banques Populaires
1.724% due 06/09/2005 (g)(h)	2,000	2,000
1.955% due 08/16/2005 (g)(h)	1,000	1,000

Total Corporate Bonds & Notes (Cost $8,008)		8,011

SHORT-TERM INSTRUMENTS 16.7%
Commercial Paper 2.1%
Bavaria TRR Corp.
1.803% due 10/20/2004 (g)	10,000	9,986

Master Notes 2.3%
Bear Stearns Cos., Inc. (g)	1,000	1,000
Merrill Lynch & Co., Inc. (g)	10,060	10,060

		11,060

Repurchase Agreements 8.7%
State Street Bank
1.400% due 10/01/2004	42,271	42,271

(Dated 09/30/2004. Collateralized by Fannie Mae 7.250% due 01/15/2010 valued at $17,617 and 1.570% due 08/25/2005 valued at $25,502. Repurchase proceeds are $42,273.)
Time Deposits 3.6%
Danske Bank A/S
1.875% due 10/01/2004 (g)	8,000	8,000
Fortis Funding LLC
1.900% due 10/01/2004 (g)	3,000	3,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (g)	6,697	6,697

		17,697

Total Short-Term Instruments (Cost $81,019)		81,014

Total Investments 111.6% (Cost $476,874)		$541,847

Written Options (d) (0.0)% (Premiums $962)		(187)

Other Assets and Liabilities (Net) (11.6)%		(55,943)

Net Assets 100.0%		$485,717

Notes to Schedule of Investments

(amounts in thousands, except number of contracts and shares):

(a) Non-income producing security.

(b) The warrants entitle the Fund to purchase 4 shares of Infosys Technologies Ltd. for every warrant held at $0.000001 until September 5, 2005.

(c) Securities with an aggregate value of $11,774, which represents 2.42% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOE CDW Corp.	$65	10/16/2004	1,124	$327	$6
Put - CBOE Citrix Systems, Inc.	15	12/18/2004	2,500	307	100
Put - CBOE Nextel Communications, Inc.	15	11/20/2004	2,728	327	82

				$961	$188

(e) Short sales open at September 30, 2004 were as follows:

Type	Shares	Value	Proceeds
Applied Materials, Inc.	226,220	$3,730	$3,866

(f) Portion of securities on loan with an aggregate market value of $45,481; cash collateral of $46,725 was received with which the Fund purchased securities.

(g) Securities purchased with the cash proceeds from securities on loan.

(h) Variable rate security.

See accompanying notes

Schedule of Investments

RCM International Growth Equity Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 100.0%
Australia 2.7%
Brambles Industries Ltd.	270,550	$1,396
The News Corp.	125,000	1,028

		2,424

Brazil 1.0%
Uniao de Bancos Brasileiros S.A. SP - GDR	38,500	933

Canada 4.9%
EnCana Corp.	30,600	1,411
Shoppers Drug Mart Corp. (a)(b)	33,075	894
Shoppers Drug Mart Corp. (a)	17,500	473
Suncor Energy, Inc.	49,175	1,570

		4,348

Finland 1.3%
UPM-Kymmene Oyj (a)	60,200	1,150

France 9.7%
Alcatel S.A. SP - ADR (c)	74,025	868
Axa S.A. (a)	65,000	1,318
BNP Paribas S.A. (a)	21,250	1,376
Moet Hennessy Louis Vuitton S.A. (a)	15,475	1,036
Pernod Richard S.A. (a)	9,400	1,251
Schneider Electric S.A. (a)	12,150	788
TotalFinaElf S.A. (a)	10,000	2,042

		8,679

Germany 7.8%
Deutsche Bank AG (a)	11,600	836
Porsche AG (a)	2,500	1,627
Puma AG Rudolf Dassler Sport (a)	4,850	1,301
SAP AG (a)	11,675	1,814
Siemens AG (a)	19,325	1,426

		7,004

Greece 1.0%
Greek Organization of Football Prognostics (a)	45,000	865

Hong Kong 3.9%
Hutchinson Whampoa Ltd.	169,000	1,321
Hutchison Telecom Co.	2,253	1
Li & Fung Ltd.	584,000	833
Sun Hung Kai Properties Ltd. (a)	140,000	1,319

		3,474

India 1.1%
ICICI Bank Ltd. SP - ADR	72,675	1,003

Ireland 0.9%
Bank of Ireland	59,050	796

Israel 1.4%
Teva Pharmaceutical Industries Ltd. SP - ADR (c)	46,400	1,204

Italy 3.6%
Eni SpA (a)	82,775	1,858
Telecom Italia SpA (a)	449,150	1,389

		3,247

Japan 16.7%
Canon, Inc.	27,000	1,270
Credit Saison Co., Ltd. (a)	42,500	1,311
Daito Trust Construct Co., Ltd.	30,800	1,248
Ito En Ltd.	21,100	922
Keyence Corp. (a)	4,300	905
Meitec Corp.	25,900	931
Mitsubishi Tokyo Financial Group, Inc. (a)	145	1,206
Nitto Denko Corp.	26,200	1,206
Orix Corp. (a)	11,800	1,207
Tokyo Broadcasting System, Inc.	65,000	1,014
Tostem Inax Holding Corp.	60,000	1,095
Toyota Motor Credit Corp.	46,000	1,752
USS Co., Ltd.	11,000	830

		14,897

Netherlands 3.9%
ING Groep NV	66,625	1,685
Vedior NV (a)	112,900	1,752

		3,437

Singapore 1.5%
Singapore Telecommunications	928,580	1,292

South Korea 3.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. SP - GDR (a)	37,400	1,071
Samsung Electronics Co., Ltd.	4,250	1,688

		2,759

Spain 3.0%
ACS Actividades Construcciones y Servicios S.A. (a)	50,175	915
Banco Santander Central Hispano S.A.	178,925	1,749

		2,664

Switzerland 6.9%
Nobel Biocare Holding AG (a)	3,260	507
Novartis AG (a)	38,600	1,802
Roche Holdings AG - Genusschein (a)	19,325	2,002
UBS AG (a)	25,550	1,801

		6,112

Thailand 1.0%
Bangkok Bank Public Co., Ltd. (a)	398,875	910

United Kingdom 23.1%
ARM Holdings PLC	581,875	884
BHP Billiton PLC	144,750	1,527
Carnival PLC	27,100	1,336
Diageo PLC	88,350	1,103
GlaxoSmithKline PLC	136,525	2,945
HSBC Holdings PLC	84,525	1,342
Man Group PLC	54,050	1,164
Rank Group PLC	153,850	779
Reckitt Benckiser PLC	73,000	1,790
Rio Tinto Ltd.	49,975	1,343
Royal Bank of Scotland PLC	61,825	1,786
Serco Group PLC	236,825	922
Smith & Nephew PLC (a)	125,000	1,148
Vodafone Group PLC	1,080,000	2,590

		20,659

United States 1.5%
Synthes, Inc. (a)	12,525	1,366

Total Common Stocks (Cost $78,025)		89,223

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.9%
Time Deposits 1.9%
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (d)	$771	771
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (d)	1,000	1,000

		1,771

Total Short-Term Instruments (Cost $1,771)		1,771

Total Investments (e) 101.9% (Cost $79,796)		$90,994

Other Assets and Liabilities (Net) (1.9)%		(1,732)

Net Assets 100.0%		$89,262

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act of exempt from registration, may only be sold to qualified institutional investors.

(c) Portion of securities on loan with an aggregate market value of $1,728; cash collateral of $1,768 was received with which the Fund purchased securities.

(d) Securities purchased with the cash proceeds from securities on loans.

(e) Securities with an aggregate value of $80,690, which represents 90,40% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

See accompanying notes

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.4%
Aerospace 1.5%
United Technologies Corp.	83,000	$7,751

Capital Goods 6.0%
3M Co.	64,000	5,118
Danaher Corp. (b)	140,500	7,205
General Electric Co.	351,500	11,803
Tyco International Ltd.	210,500	6,454

		30,580

Consumer Discretionary 7.5%
Coach, Inc. (a)(b)	162,500	6,893
Nike, Inc. ‘B’ (b)	121,000	9,535
Starbucks Corp. (a)	199,500	9,069
Wal-Mart Stores, Inc.	238,000	12,662

		38,159

Consumer Services 4.0%
Apollo Group, Inc. ‘A’ (a)	51,500	3,779
Carnival Corp. (a)(b)	237,500	11,231
Viacom, Inc. ‘B’	149,000	5,000

		20,010

Consumer Staples 9.0%
Avon Products, Inc.	200,000	8,736
Coca-Cola Co.	189,000	7,569
Procter & Gamble Co.	320,000	17,318
Walgreen Co.	335,500	12,021

		45,644

Energy 8.8%
Apache Corp.	161,000	8,068
BJ Services Co. (b)	183,000	9,591
Exxon Mobil Corp.	298,500	14,426
Schlumberger Ltd.	188,000	12,654

		44,739

Financial & Business Services 15.0%
Accenture Ltd. ‘A’ (a)	252,000	6,817
AFLAC, Inc.	168,500	6,607
Citigroup, Inc.	183,000	8,074
Franklin Resources, Inc.	121,000	6,747
Golden West Financial Corp. (a)	55,000	6,102
Goldman Sachs Group, Inc. (b)	115,000	10,723
Merrill Lynch & Co., Inc. (a)	129,000	6,414
MetLife, Inc. (a)	227,500	8,793
Safeco Corp.	221,000	10,089
Wachovia Corp. (b)	115,500	5,423

		75,789

Healthcare 20.0%
Aetna, Inc. (a)	64,000	6,395
Amgen, Inc. (a)	150,500	8,530
Biogen Idec, Inc. (a)(b)	88,000	5,383
Gilead Sciences, Inc. (a)	436,000	16,298
Medtronic, Inc.	274,000	14,221
Novartis AG SP - ADR (a)	231,500	10,804
Pfizer, Inc.	581,000	17,779
St. Jude Medical, Inc. (a)	115,000	8,656
Teva Pharmaceutical Industries Ltd. SP - ADR (b)	306,000	7,941
Wyeth	136,000	5,086

		101,093

Materials & Processing 2.7%
Alcan, Inc.	113,500	5,425
Alcoa, Inc.	244,500	8,213

		13,638

Technology 18.8%
Apple Computer, Inc. (a)	140,000	5,425
ASML Holding NV (a)	365,000	4,698
Cisco Systems, Inc. (a)	408,000	7,385
Dell, Inc. (a)(b)	286,500	10,199
Honeywell International, Inc.	211,000	7,566
Intel Corp.	293,000	5,878
Maxim Integrated Products, Inc. (b)	110,000	4,652
Microsoft Corp.	419,000	11,585
Novell, Inc. (a)	257,000	1,622
Oracle Corp. (a)	1,061,000	11,968
Symantec Corp. (a)	162,500	8,918
Yahoo!, Inc. (a)(b)	456,500	15,480

		95,376

Transportation 3.1%
FedEx Corp.	77,900	6,675
United Parcel Service, Inc. ‘B’	121,000	9,186

		15,861

Total Common Stocks (Cost $458,045)		488,640

	Principal Amount (000s)
CORPORATE BONDS & NOTES 6.3%
Banking & Finance 6.3%
CC USA, Inc.
1.825% due 07/05/2005 (c)(d)	$2,000	2,002
CIT Group, Inc.
1.688% due 07/29/2005 (c)(d)	3,000	3,014
Credit Suisse First Boston
1.943% due 07/05/2005 (c)(d)	2,000	2,006
Goldman Sachs Group, Inc.
1.769% due 09/12/2005 (c)(d)	15,000	15,000
Irish Life & Permanent PLC
1.839% due 09/21/2005 (c)(d)	5,000	4,999
Natexis Banques Populaires
1.724% due 06/09/2005 (c)(d)	2,000	1,999
1.955% due 08/16/2005 (c)(d)	3,000	2,999

Total Corporate Bonds & Notes (Cost $32,014)		32,019

SHORT-TERM INSTRUMENTS 12.2%
Commercial Paper 2.0%
Bavaria TRR Corp.
1.803% due 10/20/2004 (c)	10,000	9,986

Master Notes 4.4%
Bear Stearns Cos., Inc.	7,000	7,000
Merrill Lynch & Co., Inc.	15,120	15,120

		22120

Repurchase Agreement 3.2%
State Street Bank
1.400% due 10/01/2004	16,607	16,607

(Dated 09/30/2004. Collateralized by Fannie Mae 1.570% due 08/25/2005 valued at $16,940. Repurchase proceeds are $16,608.)
Time Deposits 2.6%
Fortis Funding LLC
1.900% due 10/01/2004 (c)	3,000	3,000
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (c)	4,921	4,921
Wells Fargo Bank N.A.
1.875% due 10/01/2004 (c)	5,000	5,000

		12,921

Total Short-Term Instruments (Cost $61,639)		61,634

Total Investments 114.9% (Cost $551,698)		$582,293

Other Assets and Liabilities (Net) (14.9)%		(75,722)

Net Assets 100.0%		$506,571

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Portion of securities on loan with an aggregate market value of $74,883; cash collateral of $76,993 was received with which the Fund purchased securities.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Variable rate security.

See accompanying notes

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.6%
Aerospace 2.0%
Goodrich Corp.	107,600	$3,374

Capital Goods 4.6%
Danaher Corp.	38,340	1,966
Ingersoll-Rand Co. ‘A’	45,800	3,113
Weatherford International, Inc. (a)	50,700	2,587

		7,666

Communications 5.3%
Amdocs Ltd. (a)(b)	93,400	2,039
Cox Radio, Inc. ‘A’ (a)	110,594	1,650
Entercom Communications Corp. (a)	44,100	1,440
Macromedia, Inc. (a)	17,700	355
Nextel Partners, Inc. ‘A’ (a)	133,900	2,220
Westwood One, Inc. (a)	53,600	1,060

		8,764

Consumer Discretionary 12.2%
Cintas Corp. (a)	49,300	2,073
Coach, Inc. (a)	18,755	796
Constellation Brands, Inc. ‘A’ (a)	8,250	314
Dollar General Corp.	31,590	637
Dollar Tree Stores, Inc. (a)	12,600	340
Harman International Industries, Inc.	5,800	625
J.C. Penney Co., Inc.	60,000	2,117
Marvel Enterprises, Inc. (a)	166,450	2,424
Polo Ralph Lauren Corp. ‘A’	14,100	513
Regis Corp.	33,400	1,343
Staples, Inc. (a)	96,540	2,879
Take Two Interactive Software, Inc. (a)	15,935	523
The Estee Lauder Cos., Inc. ‘A’ (a)	40,000	1,672
TJX Companies, Inc.	95,200	2,098
Williams-Sonoma, Inc. (a)	47,200	1,772

		20,126

Consumer Services 9.0%
Career Education Corp. (a)	50,480	1,435
Corporate Executive Board Co.	7,300	447
E.W. Scripps Co. ‘A’	18,600	889
Hilton Hotels Corp.	184,600	3,478
Robert Half International, Inc.	32,300	832
Royal Caribbean Cruises Ltd.	59,425	2,591
Starwood Hotels & Resorts Worldwide, Inc. ‘B’ (a)	66,200	3,073
The Cheesecake Factory, Inc. (a)	46,700	2,027

		14,772

Consumer Staples 1.7%
CDW Corp. (a)	3,600	209
Kinetic Concepts, Inc. (a)	50,400	2,649

		2,858

Energy 6.3%
BJ Services Co.	59,800	3,134
Nabors Industries Ltd. (a)	25,100	1,188
Noble Corp. (a)	62,500	2,809
Smith International, Inc. (a)	41,900	2,545
Ultra Petroleum Corp. (a)	5,200	255
XTO Energy, Inc.	14,900	484

		10,415

Financial & Business Services 10.9%
Ameritrade Holding Corp. (a)	175,550	2,108
CapitalSource, Inc. (a)	112,100	2,504
City National Corp.	34,350	2,231
Fidelity National Financial, Inc.	8,950	341
Fiserv, Inc. (a)	8,850	309
Franklin Resources, Inc.	31,950	1,782
M&T Bank Corp.	500	48
Mellon Financial Corp.	81,450	2,255
RenaissanceRe Holdings Ltd. (a)	4,400	227
SEI Investments Co. (a)	67,550	2,275
Willis Group Holdings Ltd.	36,900	1,380
XL Capital Ltd. ‘A’	6,000	444
Zions Bancorporation	33,550	2,048

		17,952

Healthcare 17.7%
Aetna, Inc. (a)	26,080	2,606
Allergan, Inc.	6,900	501
Amylin Pharmaceuticals, Inc. (a)	65,180	1,338
C.R. Bard, Inc.	6,300	357
Caremark Rx, Inc. (a)	68,764	2,205
Community Health Systems, Inc. (a)	40,180	1,072
Covance, Inc. (a)	10,120	405
Cytyc Corp. (a)	119,550	2,887
Elan Corp. PLC SP - ADR (a)(b)	29,800	697
Endo Pharmaceuticals Holdings, Inc. (a)	84,800	1,557
Fisher Scientific International, Inc. (a)(b)	46,290	2,700
Genzyme Corp. (a)	6,400	348
IVAX Corp. (a)	95,975	1,838
McKesson Corp.	46,900	1,203
Mylan Laboratories, Inc.	21,800	392
Nektar Therapeutics, Inc. (a)	20,370	295
Neurocrine Biosciences, Inc. (a)(b)	29,700	1,401
OSI Pharmaceuticals, Inc. (a)	14,800	910
PacifiCare Health Systems, Inc. (a)	74,530	2,735
St. Jude Medical, Inc. (a)	10,900	820
Varian Medical Systems, Inc. (a)	54,100	1,870
Waters Corp. (a)	22,200	979

		29,116

Materials & Processing 4.6%
Air Products & Chemicals, Inc.	49,800	2,708
American Standard Cos., Inc. (a)	61,700	2,401
Rohm & Haas Co.	56,000	2,406

		7,515

Technology 23.0%
Adtran, Inc.	83,600	1,896
Affiliated Computer Services, Inc. ‘A’ (a)	37,300	2,076
Agilent Technologies, Inc. (a)	5,700	123
Akamai Technologies, Inc. (a)(b)	22,500	316
Apple Computer, Inc. (a)	71,800	2,782
Ask Jeeves, Inc. (a)	56,900	1,861
Citrix Systems, Inc. (a)	119,900	2,101
Comverse Technology, Inc. (a)	122,700	2,310
Corning, Inc. (a)	262,100	2,904
Diebold, Inc.	58,600	2,737
International Game Technology	11,940	429
KLA-Tencor Corp. (a)	34,900	1,448
Lexmark International, Inc. ‘A’ (a)	23,700	1,991
Linear Technology Corp.	46,300	1,678
Marvell Technology Group Ltd. (a)	58,000	1,516
Mercury Interactive Corp. (a)	77,400	2,700
Microchip Technology, Inc.	92,500	2,483
Molex, Inc. ‘A’	17,000	447
National Semiconductor Corp. (a)	15,600	242
Novell, Inc. (a)	292,400	1,845
Red Hat, Inc. (a)	74,300	909
SunGard Data Systems, Inc. (a)	72,100	1,714
Symantec Corp. (a)	4,400	241
VERITAS Software Corp. (a)	67,600	1,203

		37,952

Transportation 1.3%
Expeditors International Washington, Inc. (a)(b)	23,100	1,194
Southwest Airlines Co.	65,000	885

		2,079

Total Common Stocks (Cost $160,467)		162,589

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.5%
Repurchase Agreement 1.8%
State Street Bank
1.400% due 10/01/2004	$2,977	2,977
(Dated 09/30/2004. Collateralized by Fannie Mae 1.910% due 06/22/2006 valued at $3,041. Repurchase proceeds are $2,977.)

Time Deposits 4.7%
Fortis Funding LLC (c)
1.900% due 10/01/2004	2,100	2,100
Svenska Handelsbanken, Inc. (c)
1.875% due 10/01/2004	2,900	2,900
Wells Fargo Bank N.A. (c)
1.875% due 10/01/2004	2,821	2,821

		7,821

Total Short-Term Instruments (Cost $10,798)		10,798

Total Investments 105.1% (Cost $171,265)		$173,387

Other Assets and Liabilities (Net) (5.1)%		(8,410)

Net Assets 100.0%		$164,977

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Portion of securities on loan with an aggregate market value of $7,541; cash collateral of $7,815 was received with which the Fund purchased securities.

(c) Securities purchased with the cash proceeds from securities on loan.

See accompanying notes

Schedule of Investments

RCM Tax-Managed Growth Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.2%
Aerospace 2.1%
United Technologies Corp.	7,700	$719

Capital Goods 7.1%
General Electric Co.	42,400	1,424
Tyco International Ltd.	34,300	1,052

		2,476

Communications 1.5%
Vodafone Group PLC SP - ADR	22,500	542

Consumer Discretionary 9.5%
Harley-Davidson, Inc.	12,350	734
Harman International Industries, Inc.	7,600	819
Starbucks Corp. (a)	21,700	987
Wal-Mart Stores, Inc.	14,700	782

		3,322

Consumer Services 2.9%
E.W. Scripps Co. ‘A’	16,000	764
Viacom, Inc. ‘B’	7,000	235

		999

Consumer Staples 16.8%
PepsiCo, Inc.	23,000	1,119
Procter & Gamble Co.	20,750	1,123
SYSCO Corp.	33,500	1,002
Walgreen Co.	31,000	1,111
Whole Foods Market, Inc. (c)	9,000	772
Wm. Wrigley Jr. Co.	12,025	761

		5,888

Energy 9.6%
BJ Services Co.	21,625	1,133
BP PLC SP - ADR	13,700	788
Schlumberger Ltd.	15,700	1,057
Smith International, Inc. (a)	6,500	395

		3,373

Financial & Business Services 6.9%
Fifth Third Bancorp	17,000	837
Merrill Lynch & Co., Inc.	22,000	1,094
Willis Group Holdings Ltd.	13,300	497

		2,428

Healthcare 19.7%
Amgen, Inc. (a)	13,000	737
Genentech, Inc. (a)(c)	7,200	377
Johnson & Johnson	16,400	924
Medtronic, Inc. (c)	23,375	1,213
Nektar Therapeutics, Inc. (a)	23,900	346
Pfizer, Inc.	49,000	1,499
Stryker Corp. (a)	16,050	772
Teva Pharmaceutical Industries Ltd. SP - ADR (c)	40,000	1,038

		6,906

Technology 18.7%
Cisco Systems, Inc. (a)	27,500	498
Dell, Inc. (a)	29,500	1,050
Gentex Corp. (c)	20,400	717
Intel Corp.	22,500	451
Microsoft Corp.	42,950	1,188
Novell, Inc. (a)	88,000	555
Oracle Corp. (a)	70,000	790
Symantec Corp. (a)	15,875	871
Yahoo!, Inc. (a)	12,375	420

		6,540

Transportation 3.4%
United Parcel Service, Inc. ‘B’	15,500	1,177

Total Common Stocks (Cost $30,320)		34,370

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.5%
Master Note 4.7%
Merrill Lynch & Co., Inc.	$1,658	1,658
Repurchase Agreement 2.3%
State Street Bank
1.400% due 10/01/2004	779	779
(Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $795. Repurchase proceeds are $779.)

Time Deposits 6.5%
Fortis Funding LLC
1.900% due 10/01/2004 (b)	1,800	1,800
Svenska Handelsbanken, Inc.
1.875% due 10/01/2004 (b)	486	485

		2,285

Total Short-Term Instruments (Cost $4,723)		4,722

Total Investments 111.7% (Cost $35,043)		$39,092

Other Assets and Liabilities (Net) (11.7)%		(4,087)

Net Assets 100.0%		$35,005

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loan.

(c) Portion of securities on loan with an aggregate market value of $3,840; cash collateral of $3,939 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

NACM Flex-Cap Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.2%
Aerospace 1.5%
AAR Corp. (a)	8,000	$100

Building 0.7%
Washington Group International, Inc. (a)	1,400	48

Capital Goods 9.1%
Dixie Group, Inc. ‘A’ (a)	8,500	96
Frozen Food Express Industries, Inc. (a)	15,000	114
Gardner Denver, Inc. (a)	2,400	66
General Electric Co.	9,500	319

		595

Communications 4.8%
Amdocs Ltd. (a)	4,500	98
SBC Communications, Inc.	4,200	109
Verizon Communications, Inc.	2,800	110

		317

Consumer Discretionary 3.8%
Electronics Boutique Holdings Corp. (a)	2,400	82
Rush Enterprises, Inc. ‘A’ (a)	9,100	100
W.W. Grainger, Inc.	1,200	69

		251

Consumer Services 5.2%
Concorde Career Colleges, Inc. (a)	6,000	92
DiamondRock Hospitality Co. (a)	9,600	96
Provident Senior Living Trust (a)	5,200	78
Viacom, Inc. ‘B’	2,300	77

		343

Consumer Staples 3.2%
General Mills, Inc.	1,300	58
PepsiCo, Inc.	1,500	73
Procter & Gamble Co.	1,400	76

		207

Energy 5.4%
ChevronTexaco Corp.	2,200	118
Exxon Mobil Corp.	4,900	237

		355

Financial & Business Services 35.7%
Ambac Financial Group, Inc.	900	72
American Express Co.	2,500	129
AmeriCredit Corp. (a)	4,300	90
Bank of America Corp.	4,598	199
Bank of New York Co., Inc.	2,600	76
BOK Financial Corp. (a)	2,500	112
Citigroup, Inc.	6,100	269
City National Corp.	1,200	78
Dow Jones & Co., Inc.	2,700	110
Fieldstone Private Capital Group, L.P.	3,800	65
First Advantage Corp. ‘A’ (a)	5,800	93
Goldman Sachs Group, Inc.	1,000	93
JER Investment Trust, Inc. (a)	8,300	125
Knight Trading Group, Inc. (a)	8,900	82
Kohlberg Kravis Roberts & Co. (a)	8,300	85
Lincoln National Corp.	2,200	103
Meadowbrook Insurance Group, Inc. (a)	19,800	96
Morgan Stanley Dean Witter & Co.	1,800	89
People’s Bank	2,700	96
Radian Group, Inc.	2,200	102
Wachovia Corp.	1,300	61
Wells Fargo & Co.	1,800	107

		2,332

Healthcare 5.2%
Biovail Corp. (a)	4,000	69
Endologix, Inc. (a)	14,000	95
Nektar Therapeutics, Inc. (a)	8,000	116
Titan Pharmaceuticals, Inc. (a)	23,800	57

		337

Materials & Processing 4.7%
Air Products & Chemicals, Inc.	1,500	82
Alcan, Inc.	3,500	167
Olympic Steel, Inc. (a)	3,000	57

		306

Technology 12.7%
ADC Telecommunications, Inc. (a)	46,100	83
Corning, Inc. (a)	7,800	86
Intel Corp.	4,800	96
International Business Machines Corp.	1,500	129
Lexar Media, Inc. (a)	9,300	78
Mattson Technology, Inc. (a)	6,200	48
Microsoft Corp.	4,700	130
M-Systems Flash Disk Pioneers Ltd. (a)	3,300	55
Power-One, Inc. (a)	9,000	58
QLogic Corp. (a)	2,200	65

		828

Transportation 3.0%
PAM Transportation Services, Inc. (a)	4,900	94
Vitran Corp. ‘A’ (a)	6,800	101

		195

Utilities 1.2%
Dominion Resources, Inc.	1,200	78

Total Common Stocks (Cost $5,824)		6,292

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.0%
Repurchase Agreement 4.0%
State Street Bank
1.400% due 10/01/2004	$261	261
(Dated 09/30/2004. Collateralized by Fannie Mae 3.875% due 03/15/2005 valued at $268. Repurchase proceeds are $261.)

Total Short-Term Instruments (Cost $261)		261

Total Investments 100.2% (Cost $6,085)		$6,553

Other Assets and Liabilities (Net) (0.2)%		(15)

Net Assets 100.0%		$6,538

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes

Schedule of Investments

NACM Global Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 92.2%
Barbados 0.7%
Nabors Industries Ltd. ‘A’ (a)	900	$43

Bermuda 2.2%
Jardine Matheson Holdings (a)	4,400	62
Tyco International Ltd.	2,650	81

		143

Brazil 1.0%
Petroleo Brasileiro S.A. SP - ADR	2,020	64

Canada 1.8%
Alcan, Inc.	1,400	67
Cott Corp. (a)	1,700	49

		116

China 0.8%
Cheung Kong Ltd. (a)	6,000	52

France 2.8% (a)
JC Decaux S.A. (a)	2,761	63
M6 - Metropole Television	2,111	57
Sanofi-Aventis	840	61

		181

Germany 4.9%
BASF AG (a)	1,216	72
Bayerische Hypo-und Vereinsbank AG (a)	2,740	53
Hypo Real Estate Holdings AG (a)	1,631	56
SAP AG (a)	380	59
Siemens AG (a)	1,051	78

		318

Hong Kong 2.7%
Dah Sing Financial (a)	6,000	43
Dickson Concepts Ltd.	40,700	40
New World Development (a)	39,000	37
Sino Land Co., Ltd. (a)	72,400	54

		174

Indonesia 0.8%
Telekomunikasi TBK PT	118,000	53

Ireland 3.1%
Anglo Irish Bank Corp. (a)	3,500	65
CRH PLC	2,462	58
Elan Corp. PLC (a)	1,444	34
Kerry Group PLC ‘A’ (a)	2,038	45

		202

Israel 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	1,100	29

Japan 7.5%
Dentsu, Inc.	17	46
Fuji Fire & Marine Insurance (a)	17,000	54
JSR Corp.	2,400	39
Mitsubishi Estate Co.	6,000	63
Mitsubishi Tokyo Financial Group, Inc. (a)	8	67
Mizuho Financial Group, Inc. (a)	17	64
Nippon Electric Glass Co., Ltd.	2,000	44
Sekisui House, Ltd.	5,000	48
Yamada Denki Co. (a)	1,600	55

		480

Luxembourg 0.9%
Arcelor S.A. (a)	3,260	60

Malaysia 0.8%
Telekom Malaysia Bhd. (a)	15,500	46
UBS Equity Linked Participation Notes (Public Bank Bhd.) (a)(b)	425,000	8

		54

Mexico 0.9%
America Movil S.A. de CV SP - ADR	1,500	59

Netherlands 2.1%
ING Groep NV	3,518	89
Koninklijke Numico NV (a)	1,334	43

		132

Philippines 0.7%
Philippine Long Distance Telephone Co. SP - ADR (a)	1,700	43

South Korea 1.9%
LG Electronics, Inc. (a)	1,220	70
Samsung Electronics Co., Ltd.	135	54

		124

Switzerland 3.2%
Actelion Ltd. (a)	403	41
Holcim Ltd. (a)	968	51
Swatch Group AG (a)	1,497	41
UBS AG (a)	1,081	76

		209

Taiwan 1.8%
CSFB Equity Linked Participation Notes (Hon Hai Precision Industry Co., Ltd.) (a)(c)	14,000	55
CSFB Equity Linked Participation Notes (United Microelectronics Corp.) (a)(c)	34,900	0
Merrill Lynch Call Warrant (Ausustek Computer, Inc.) (a)(d)	21,000	57
UBS AG Call Warrant (Yaego Corp.) (a)(f)	4,000	1

		113

Thailand 0.9%
Bangkok Bank Public Co., Ltd (a)	24,300	55

United Kingdom 4.5%
HSBC Holdings PLC (a)	4,800	77
Man Group PLC	2,000	43
Morrison (WM) Supermarkets (a)	17,028	59
Royal Bank of Scotland PLC (a)	1,941	56
WPP Group PLC (a)	5,794	54

		289

United States 45.7%
Allscripts Healthcare Solutions, Inc. (a)	3,700	33
American Healthways, Inc. (a)	1,100	32
American International Group, Inc.	1,800	122
Amgen, Inc. (a)	1,100	62
Apache Corp.	1,700	85
Applebee’s International, Inc. (a)	1,700	43
Autodesk, Inc.	1,100	53
BJ Services Co.	900	47
Burlington Resources, Inc.	1,900	77
Cisco Systems, Inc. (a)	4,500	81
Citrix Systems, Inc. (a)	2,700	47
Coach, Inc. (a)	1,800	76
ConocoPhillips	500	41
Dell, Inc. (a)	2,100	75
Exxon Mobil Corp.	3,100	150
Fossil, Inc. (a)	1,450	45
Gilead Sciences, Inc. (a)	2,200	82
Goodrich Corp.	1,400	44
Halliburton Co.	2,300	77
Ingersoll-Rand Co. ‘A’	1,100	75
Intel Corp.	2,400	48
ITT Industries, Inc.	800	64
J.P. Morgan Chase & Co., Inc.	2,200	87
Jabil Circuit, Inc. (a)	1,400	32
Kinetic Concepts, Inc. (a)	1,000	53
McDonald’s Corp. (a)	2,100	59
Microsoft Corp.	4,800	133
Mine Safety Appliances Co.	1,100	45
Morgan Stanley Dean Witter & Co.	1,500	74
Motorola, Inc.	5,300	96
News Corporation Ltd. SP - ADR	1,600	53
Praxair, Inc.	2,100	90
Procter & Gamble Co.	1,200	65
QUALCOMM, Inc.	2,300	90
Quiksilver, Inc. (a)	2,200	56
Silicon Laboratories, Inc. (a)	1,000	33
Sybron Dental Specialties, Inc. (a)	1,700	50
Symantec Corp. (a)	1,300	71
Synthes, Inc. (a)	515	56
Telefonaktiebolaget LM Ericsson SP - ADR (a)	2,600	81
Texas Instruments, Inc. (a)	3,100	66
UnitedHealth Group, Inc. (a)	1,100	81
Wells Fargo & Co.	900	54
Williams Companies, Inc.	4,997	60

		2,944

Total Common Stocks (Cost $5,596)		5,937

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.5%
Repurchase Agreement 6.5%
State Street Bank
1.400% due 10/01/2004	$420	420
(Dated 09/30/2004. Collateralized by Fannie Mae 2.300% due 11/14/2005 valued at $433. Repurchase proceeds are $420.)

Total Short-Term Instruments (Cost $420)		420

Total Investments (e) 98.7% (Cost $6,016)		$6,357

Other Assets and Liabilities (Net) 1.3%		81

Net Assets 100.0%		$6,438

Notes to Schedule of Investments

(amounts in thousands, except per share amounts):

(a) Non-income producing security.

(b) The warrants entitle the Fund to purchase 1 share of Public Bank Bhd. for every warrant held at $0.0000001 until January 17, 2005.

(c) Securities are issued by Credit Suisse First Boston and are designed to track investments of the local shares of the underlying company and subject the Fund to the credit risk of the issuer and the market risk of the underlying company. The notes carry no ownership or voting rights and represent no equity interest in the underlying company. Payment of dividends or proceeds received upon disposition may be subject to certain costs, expenses, duties, taxes or other charges incurred by the issuer.

(d) The warrants entitle the Fund to purchase 1 share of Ausustek Computer, Inc. for every warrant held at $0.000001 until April 10, 2006.

(e) Securities with an aggregate value of $2,146, which represents 33.33% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

(f) The warrants entitle the Fund to purchase 1 share of Yaego Corp. for every warrant held at $0.0000001 until October 13, 2005.

See accompanying notes

Schedule of Investments

NACM Growth Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 99.0%
Aerospace 4.9%
Boeing Co. (a)	1,100	$57
Lockheed Martin Corp.	1,000	56

		113

Capital Goods 4.5%
Danaher Corp.	1,100	56
General Electric Co.	1,400	47

		103

Communications 2.6%
Sprint Corp. (a)	3,000	60

Consumer Discretionary 12.2%
Eastman Kodak Co. (a)	1,700	55
Masco Corp. (a)	1,500	52
Staples, Inc. (a)	1,700	51
Starbucks Corp. (a)	1,500	68
The Home Depot, Inc. (a)	1,400	55

		281

Consumer Services 8.5%
Bausch & Lomb, Inc.	900	60
eBay, Inc. (a)	800	74
XM Satellite Radio Holdings, Inc. ‘A’ (a)	2,000	62

		196

Consumer Staples 2.1%
Avon Products, Inc.	1,100	48

Energy 6.5%
BJ Services Co.	1,100	58
Halliburton Co. (a)	1,500	51
Schlumberger Ltd.	600	40

		149

Financial & Business Services 6.7%
Bank of America Corp.	800	35
Chicago Mercantile Exchange Holdings, Inc.	400	64
Lehman Brothers Holdings, Inc. (a)	700	56

		155

Healthcare 13.6%
Aetna, Inc. (a)	600	60
Biomet, Inc. (a)	1,000	47
Gilead Sciences, Inc. (a)	2,000	75
Pfizer, Inc. (a)	2,100	66
UnitedHealth Group, Inc. (a)	900	66

		314

Technology 32.6%
Adobe Systems, Inc.	1,300	64
Analog Devices, Inc.	1,300	50
Apple Computer, Inc. (a)	1,800	70
Cognizant Technology Solutions Corp. ‘A’ (a)	1,900	58
Dell, Inc. (a)	1,500	53
Juniper Networks, Inc. (a)	2,900	68
Microsoft Corp.	2,600	72
Motorola, Inc.	3,000	54
QUALCOMM, Inc.	2,200	86
Research In Motion Ltd. (a)	600	46
Symantec Corp. (a)	900	49
Yahoo!, Inc. (a)	2,400	81

		751

Transportation 4.8%
Burlington Northern Santa Fe Corp.	1,300	50
FedEx Corp.	700	60

		110

Total Common Stocks (Cost $2,099)		2,280

Total Investments 99.0% (Cost $2,099)		$2,280

Other Assets and Liabilities (Net) 1.0%		22

Net Assets 100.0%		$2,302

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.6%
Australia 10.3%
AMP Bank Ltd.	105,808	$479
BHP Billiton Ltd.	98,541	1,020
Foster’s Group Ltd.	66,740	229
Iluka Resources Ltd.	121,092	428
Macquarie Infrastructure Group	203,795	556
Rio Tinto Ltd.	9,209	254
The News Corp.	68,090	560
Westpac Capital Corp.	41,743	535
WMC Resources Ltd.	112,818	439

		4,500

China 4.0%
Aluminum Corp. of China Ltd. (a)	1,300,000	851
Denway Motors Ltd.	1,106,000	368
Sa Sa International Holdings Ltd.	1,094,000	511

		1,730

Hong Kong 7.7%
Dickson Concepts Ltd.	429,300	419
Henderson Land Development Co., Ltd. (a)	117,000	560
Hong Kong Exchange & Clearing Ltd. (a)	366,000	831
New World Development (a)	615,000	579
Shangri-La Asia Ltd.	339,150	363
Sino Land Co., Ltd. (a)	807,949	600

		3,352

India 1.0%
Satyam Computer Services Ltd. - ADR	19,000	439

Indonesia 3.2%
PT Bank Pan Indonesia Tbk.	5,817,536	197
PT Bank Rakyat Indonesia Tbk.	2,302,000	517
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk. (a)	2,128,000	250
PT Telekomunikasi Tbk.	953,000	432

		1,396

Japan 42.6%
Asahi Glass Co., Ltd.	72,000	656
Bank of Yokohama Ltd. (a)	127,000	682
Canon, Inc.	12,300	578
Dowa Mining Co., Ltd. (a)	57,000	383
Fanuc Ltd.	6,100	322
Fuji Photo Film Co.	13,000	426
Funai Electric Co., Ltd. (a)	2,200	297
Hitachi, Ltd.	61,000	368
Hogy Medical Co., Ltd.	6,200	255
Hoya Corp.	6,300	660
Ito-Yokado Co.	17,000	583
Kinden Corp. (a)	64,000	400
Komeri Co., Ltd.	15,100	328
Kyocera Corp.	7,600	534
Leopalace21 Corp. (a)	29,900	553
Marubeni Corp. (a)	262,000	694
Matsushita Electric Industrial Co., Ltd.	36,000	481
Mitsubishi Tokyo Financial Group, Inc. (a)	100	832
Mizuho Financial Group, Inc. (a)	283	1,065
Murata Manufacturing Co., Ltd.	6,800	327
Nintendo Co., Ltd.	3,100	379
Nissan Motor Co., Ltd.	55,800	604
NTT DoCoMo, Inc.	287	487
Obayashi Corp.	82,000	408
Rohm Co.	3,300	332
Sega Corp.	42,000	568
Sumitomo Bakelite Co., Ltd.	62,000	374
Sumitomo Trust & Banking Co. (a)	151,000	892
T & D Holdings, Inc. (a)	8,700	380
Tayo Yuden Co., Ltd.	24,000	249
THK Co., Ltd.	14,900	251
TonenGeneral Sekiyu KK	36,000	311
Toyota Motor Credit Corp.	42,900	1,634
UFJ Holdings, Inc.	148	651
UMC Japan	738	371
Yushin Precision Equipment Co., Ltd.	15,000	243

		18,558

Malaysia 2.3%
AMMB Holdings Bhd. (a)	322,660	280
MK Land Holdings Bhd.	477,300	250
Tenaga Nasional Bhd.	168,200	487

		1,017

Philippines 1.0%
Ayala Corp.	2,990,400	345
Manila Electric Co. ‘B’ (a)	211,500	90

		435

Singapore 3.9%
City Developments Ltd. (a)	67,000	261
City Developments Ltd. Warrants Exp. 05/10/2006 (a)(c)	8,000	20
DBS Group Holdings Ltd. (a)	44,000	418
HI-P International Ltd. (a)	499,000	507
Singapore Exchange Ltd.	296,000	311
Singapore Press Holdings Ltd. (a)	57,500	162

		1,679

South Korea 9.5%
Hynix Semiconductor, Inc.	48,150	439
Hyundai Department Store Co., Ltd. (a)	13,140	371
Hyundai Motor Co., Ltd. (a)	14,080	648
KH Vatec Co., Ltd. (a)	9,568	226
Kia Motors Corp. (a)	43,670	402
NCsoft Corp.	5,625	462
NHN Corp. (a)	4,875	407
Samsung Electronics Co., Ltd.	950	377
Shinhan Financial Group Co., Ltd. (a)	31,170	538
Top Engineering Co., Ltd.	33,498	257

		4,127

Taiwan 9.2%
Advanced Semiconductor Engineering, Inc.	302,993	202
Asustek Computer, Inc. SP - GDR	315,212	681
Cathay Financial Holding Co.	232,000	437
Compeq Manufacturing Co., Ltd.	811,000	265
Eva Airways Corp. (a)	770,854	299
Optimax Technology Corp. (a)	178,000	401
Phoenix Precision Technology Corp.	410,305	189
Powerchip Semiconductor Corp. SP - GDR (a)	57,500	420
Siliconware Precision Industries Co. SP - ADR	113,700	383
United Microelectronics Corp. SP- ADR	220,394	745

		4,022

Thailand 1.9%
Advanced Information Service Public Co., Ltd.	160,400	387
Krung Thai Bank Public Co., Ltd. (a)	2,329,400	459

		846

Total Common Stocks (Cost $41,825)		42,101

PREFERRED STOCK 0.0%
Singapore 0.0%
City Developments Ltd.	32,000	23

Total Preferred Stock (Cost $19)		23

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.6%
Repurchase Agreement 2.6%
State Street Bank
1.400% due 10/01/2004	$1,133	1,133
(Dated 09/30/2004. Collateralized by Freddie Mac 5.125% due 11/07/2013 valued at $1,158. Repurchase proceeds are $1,133.)

Total Short-Term Instruments (Cost $1,133)		1,133

Total Investments (b) 99.2% (Cost $42,977)		$43,257

Other Assets and Liabilities (Net) 0.8%		337

Net Assets 100.0%		$43,594

Notes to Schedule of Investments

(amounts in thousands, except per share amounts):

(a) Non-income producing security.

(b) Securities with an aggregate value of $37,459, which represents 85.93% of net assets, have been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

(c) The warrants entitle the Fund to purchase 1 share of City Developments for every warrant held at Singapore Dollar 2.500 until May 10, 2006.

See accompanying notes

Schedule of Investments

NACM Value Fund

September 30, 2004 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.9%
Aerospace 1.2%
Raytheon Co.	1,400	$53

Capital Goods 7.1%
ITT Industries, Inc.	1,900	152
Textron, Inc.	1,400	90
Tyco International Ltd.	2,400	74

		316

Communications 3.7%
Verizon Communications, Inc.	4,200	165

Consumer Discretionary 3.4%
Federated Department Stores, Inc.	2,000	91
TJX Companies, Inc.	2,800	62

		153

Consumer Services 5.6%
McDonald’s Corp. (a)	900	25
Time Warner, Inc. (a)	7,400	119
Viacom, Inc. ‘B’	1,700	57
Walt Disney Co. (a)	2,100	47

		248

Consumer Staples 5.9%
Fortune Brands, Inc.	1,000	74
Kimberly-Clark Corp.	1,000	65
PepsiCo, Inc.	1,200	58
Procter & Gamble Co.	1,200	65

		262

Energy 14.0%
Apache Corp.	1,830	92
ChevronTexaco Corp.	2,000	107
ConocoPhillips	2,527	209
Exxon Mobil Corp.	4,400	213

		621

Financial & Business Services 33.7%
Allstate Corp.	1,900	91
Ambac Financial Group, Inc.	1,000	80
American International Group, Inc.	2,700	184
Bank of America Corp.	4,330	188
Bank of New York Co., Inc.	3,600	105
J.P. Morgan Chase & Co., Inc.	3,800	151
Morgan Stanley Dean Witter & Co.	3,300	163
North Fork Bancorp., Inc.	2,200	98
St. Paul Travelers Co., Inc.	883	29
U.S. Bancorp	2,200	64
Washington Mutual, Inc.	4,400	172
Wells Fargo & Co.	2,900	173

		1,498

Healthcare 5.4%
Abbott Laboratories	1,700	72
Pfizer, Inc.	3,400	104
WellPoint Health Networks, Inc. (a)	600	63

		239

Materials & Processing 3.3%
Praxair, Inc.	2,700	115
U.S. Steel Corp.	900	34

		149

Technology 11.2%
ADC Telecommunications, Inc. (a)	21,300	38
Hewlett-Packard Co.	3,800	71
Microsoft Corp.	5,600	155
Motorola, Inc.	9,200	166
Texas Instruments, Inc. (a)	3,300	70

		500

Utilities 2.4%
PPL Corp.	1,200	57
Public Service Enterprise Group, Inc.	1,200	51

		108

Total Common Stocks (Cost $3,934)		4,312

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.7%
Repurchase Agreement 3.7%
State Street Bank
1.400% due 10/01/2004	$163	163
(Dated 09/30/2004. Collateralized by Freddie Mac 5.125% due 11/07/2013 valued at $169. Repurchase proceeds are $163.)

Total Short-Term Instruments (Cost $163)		163

Total Investments 100.6% (Cost $4,097)		$4,475

Other Assets and Liabilities (Net) (0.6)%		(28)

Net Assets 100.0%		$4,447

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes

Supplementary Notes to Schedule of Investments

September 30, 2004 (Unaudited)

1. Federal Income Tax Matters

As of September 30, 2004, the components of distributable taxable earnings are as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Asset Allocation Fund	$13,563	$(2,813)	$10,750
CCM Capital Appreciation Fund	90,462	(15,942)	74,520
CCM Emerging Companies Fund	64,043	(9,626)	54,417
CCM Focused Growth Fund	340	(26)	314
CCM Mid-Cap Fund	86,246	(11,078)	75,168
NFJ Dividend Value Fund	34,862	(8,958)	25,904
NFJ International Value Fund	389	(34)	355
NFJ Large-Cap Value Fund	1,239	(420)	819
NFJ Small-Cap Value Fund	499,606	(32,328)	467,278
PEA Growth & Income Fund	8,641	(2,495)	6,146
PEA Growth Fund	134,673	(23,565)	111,108
PEA Innovation Fund	72,405	(120,343)	(47,938)
PEA Opportunity Fund	36,890	(11,744)	25,146
PEA Renaissance Fund	977,224	(171,571)	805,653
PEA Target Fund	170,242	(29,757)	140,485
PEA Value Fund	258,646	(72,937)	185,709
RCM Biotechnology Fund	41,889	(11,671)	30,218
RCM Europe Fund	166	(96)	70
RCM Financial Services Fund	62	(89)	(27)
RCM Global Healthcare Fund	5,529	(7,552)	(2,023)
RCM Global Resources Fund	304	(8)	296
RCM Global Small-Cap Fund	9,770	(1,121)	8,649
RCM Global Technology Fund	67,415	(2,442)	64,973
RCM International Growth Equity Fund	12,412	(1,214)	11,198
RCM Large-Cap Growth Fund	44,226	(13,631)	30,595
RCM Mid-Cap Fund	12,370	(10,248)	2,122
RCM Tax-Managed Growth Fund	4,553	(504)	4,049
NACM Flex-Cap Value Fund	627	(159)	468
NACM Global Fund	467	(126)	341
NACM Growth Fund	187	(6)	181
NACM Pacific Rim Fund	3,265	(2,985)	280
NACM Value Fund	474	(96)	378

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds: Multi-Manager Series

By:	/s/ E. BLAKE MOORE, JR.
E. Blake Moore, Jr.
President/Principal Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. BLAKE MOORE, JR.
E. Blake Moore, Jr.
President/Principal Executive Officer

Date:	November 24, 2004

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer/Principal Financial Officer

Date:	Noevmber 24, 2004